UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders

Fidelity®
Global Balanced
Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Class A	1.50%
Actual		$ 1,000.00	$ 1,074.90	$ 3.03B
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50C
Class T	1.75%
Actual		$ 1,000.00	$ 1,074.30	$ 3.53B
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75C
Class B	2.25%
Actual		$ 1,000.00	$ 1,073.60	$ 4.54B
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23C
Class C	2.25%
Actual		$ 1,000.00	$ 1,073.60	$ 4.54B
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23C
Global Balanced	1.25%
Actual		$ 1,000.00	$ 990.90	$ 6.17B
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26C
Institutional Class	1.23%
Actual		$ 1,000.00	$ 1,075.60	$ 2.48B
Hypothetical A		$ 1,000.00	$ 1,018.70	$ 6.16C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Global Balanced and multiplied by 71/365 (to reflect the period February 19, 2009 to April 30, 2009) for Class A, Class T, Class B, Class C, and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of April 30, 2009
United States of America 37.5%
Japan 19.5%
United Kingdom 6.9%
France 6.7%
Germany 5.8%
Canada 3.1%
Australia 2.6%
Switzerland 2.0%
Netherlands 1.7%
Other 14.2%

As of October 31, 2008
United States of America 38.1%
Japan 22.9%
Germany 10.2%
United Kingdom 7.0%
France 3.1%
Canada 3.1%
Switzerland 2.7%
Australia 2.5%
Italy 1.6%
Other 8.8%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	53.9	51.7
Bonds	41.9	40.5
Convertible Securities	0.8	0.0
Other Investments	0.1	0.2
Short-Term Investments and Net Other Assets	3.3	7.6
Top Five Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.) (United States of America)	1.2	1.6
Union Pacific Corp. (United States of America)	1.1	2.1
JPMorgan Chase & Co. (United States of America)	1.1	0.0
QUALCOMM, Inc. (United States of America)	1.1	0.7
Total SA sponsored ADR (France)	1.0	0.4
	5.5
Top Five Bond Issuers as of April 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	11.6	12.4
U.S. Treasury Obligations	4.8	3.4
German Federal Republic	3.6	7.9
French Republic	3.4	1.0
Fannie Mae	1.6	1.5
	25.0
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.9	18.6
Information Technology	10.0	7.0
Consumer Discretionary	7.3	5.3
Industrials	5.8	5.9
Energy	5.9	3.9
Materials	6.0	2.6
Health Care	4.5	7.4
Consumer Staples	4.6	6.6
Telecommunication Services	3.7	1.6
Utilities	1.8	2.0

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 50.4%
	Shares	Value
Australia - 2.4%
AMP Ltd.	173,694	$ 655,460
ASX Ltd.	22,866	543,998
BHP Billiton Ltd.	52,834	1,276,956
Billabong International Ltd.	18,324	139,896
Coca-Cola Amatil Ltd.	27,663	183,840
Commonwealth Bank of Australia	26,971	688,529
Computershare Ltd.	89,690	596,052
CSL Ltd.	10,245	256,399
Harvey Norman Holdings Ltd.	120,866	261,887
Lion Nathan Ltd.	85,928	732,870
Origin Energy Ltd.	24,115	285,629
QBE Insurance Group Ltd.	35,007	554,634
Rio Tinto Ltd.	4,787	224,257
Telstra Corp. Ltd.	191,418	463,469
Wesfarmers Ltd.	40,490	666,528
Woolworths Ltd.	40,230	781,593
TOTAL AUSTRALIA		8,311,997
Belgium - 0.2%
Anheuser-Busch InBev NV	18,980	580,866
Anheuser-Busch InBev NV (strip VVPR) (a)	9,280	24
Gimv NV	1,900	94,770
Umicore SA	9,900	193,972
TOTAL BELGIUM		869,632
Bermuda - 0.1%
Seadrill Ltd.	7,800	83,235
Signet Jewelers Ltd. (United Kingdom)	14,200	224,854
TOTAL BERMUDA		308,089
Brazil - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	10,800	291,384
Canada - 2.1%
Agnico-Eagle Mines Ltd. (Canada)	1,500	66,311
Agrium, Inc.	1,100	47,199
ARC Energy Trust unit	1,000	12,990
Astral Media, Inc. Class A (non-vtg.)	400	10,566
Bank of Montreal	3,300	109,239
Bank of Nova Scotia	6,100	173,504
Barrick Gold Corp.	7,900	228,741
BCE, Inc.	7,200	153,926
Common Stocks - continued
	Shares	Value
Canada - continued
Bombardier, Inc. Class B (sub. vtg.)	20,200	$ 63,990
Brookfield Asset Management, Inc. Class A	6,000	91,917
Cameco Corp.	3,000	68,887
Canadian Imperial Bank of Commerce	4,100	184,066
Canadian National Railway Co.	6,200	250,650
Canadian Natural Resources Ltd.	5,300	244,335
Canadian Oil Sands Trust	3,500	72,273
Canadian Pacific Railway Ltd.	2,300	82,305
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	43,369
CGI Group, Inc. Class A (sub. vtg.) (a)	4,300	38,126
CI Financial Corp.	1,500	19,736
Corus Entertainment, Inc. Class B (non-vtg.)	400	5,330
Crescent Point Energy Trust	2,400	56,578
Emera, Inc.	2,300	38,088
Enbridge, Inc.	5,400	166,763
EnCana Corp.	6,500	297,913
Finning International, Inc.	1,600	19,067
First Quantum Minerals Ltd.	2,200	85,087
Fortis, Inc.	4,500	83,532
George Weston Ltd.	700	34,746
Goldcorp, Inc.	8,600	235,099
Husky Energy, Inc.	3,000	72,684
IGM Financial, Inc.	1,300	38,752
Imperial Oil Ltd.	3,400	121,525
ING Canada, Inc.	2,800	81,096
Keyera Facilities Income Fund	2,400	31,035
Kinross Gold Corp.	8,400	129,458
Loblaw Companies Ltd.	1,200	32,332
Manulife Financial Corp.	14,700	250,328
Metro, Inc. Class A (sub. vtg.)	1,000	31,008
Nexen, Inc.	6,200	118,051
Niko Resources Ltd.	600	30,366
Open Text Corp. (a)	200	6,587
Petro-Canada	3,600	113,619
Petrobank Energy & Resources Ltd. (a)	11,100	238,605
Potash Corp. of Saskatchewan, Inc.	2,500	214,750
Power Corp. of Canada (sub. vtg.)	4,700	87,875
Power Financial Corp.	1,500	30,006
Research In Motion Ltd. (a)	4,400	305,800
RioCan (REIT)	4,100	47,004
Rogers Communications, Inc. Class B (non-vtg.)	7,200	176,915
Royal Bank of Canada	14,900	528,196
Common Stocks - continued
	Shares	Value
Canada - continued
Shaw Communications, Inc. Class B	3,900	$ 60,465
Shoppers Drug Mart Corp.	2,800	101,253
SNC-Lavalin Group, Inc.	1,400	40,771
Sun Life Financial, Inc.	2,700	63,130
Suncor Energy, Inc.	15,600	392,598
Talisman Energy, Inc.	10,400	130,300
Teck Resources Ltd. Class B (sub. vtg.)	5,700	59,854
TELUS Corp.	1,300	31,758
Toronto-Dominion Bank	9,500	374,984
TransCanada Corp.	7,300	182,186
Uni-Select, Inc.	3,200	74,419
Yamana Gold, Inc.	6,000	47,065
TOTAL CANADA		7,229,108
Cayman Islands - 0.0%
China Dongxiang Group Co. Ltd.	178,000	86,445
Real Gold Mining Ltd.	68,500	49,900
TOTAL CAYMAN ISLANDS		136,345
China - 0.3%
Changyou.com Ltd. (A Shares) ADR	7,800	239,850
Tencent Holdings Ltd.	74,800	661,128
TOTAL CHINA		900,978
Denmark - 0.2%
Genmab AS (a)	5,000	192,694
Novo Nordisk AS:
Series B	8,600	409,174
Series B sponsored ADR	2,400	114,024
Vestas Wind Systems AS (a)	2,200	142,798
TOTAL DENMARK		858,690
Finland - 0.2%
Nokia Corp.	30,900	438,771
Nokia Corp. sponsored ADR	13,100	185,234
Nokian Tyres PLC	7,768	122,640
Stora Enso Oyj (R Shares)	14,900	85,025
TOTAL FINLAND		831,670
France - 2.4%
Accor SA	2,800	118,441
AXA SA	22,700	381,297
BNP Paribas SA	11,700	615,770
Common Stocks - continued
	Shares	Value
France - continued
Bouygues SA	7,100	$ 302,805
Danone	6,800	323,368
Essilor International SA	5,700	245,515
GDF Suez	8,100	288,990
L'Oreal SA	3,000	214,561
PPR SA	5,000	382,964
Renault SA	6,800	217,982
Sanofi-Aventis	11,100	637,577
Schneider Electric SA	4,800	365,176
Societe Generale Series A	3,200	163,504
Total SA sponsored ADR	73,300	3,644,476
Unibail-Rodamco	2,300	342,898
Vallourec SA	1,000	109,273
TOTAL FRANCE		8,354,597
Germany - 1.9%
Allianz AG (Reg.)	1,100	99,657
Bayerische Motoren Werke AG (BMW)	12,200	418,527
Daimler AG (Reg.) (f)	10,700	382,005
Deutsche Bank AG	4,000	209,724
Deutsche Bank AG (NY Shares)	30,500	1,599,115
Deutsche Boerse AG	3,500	256,148
Deutsche Post AG	9,800	112,065
E.ON AG	22,300	747,236
Fresenius Medical Care AG & Co. KGaA	5,800	225,502
Fresenius SE	3,900	159,836
MAN AG	2,500	153,525
Munich Re Group (Reg.)	4,100	560,628
RWE AG	3,000	214,027
Salzgitter AG	1,000	70,493
SAP AG	8,900	338,997
SAP AG sponsored ADR	2,600	99,034
Siemens AG (Reg.)	9,800	655,943
Wincor Nixdorf AG	6,000	297,968
TOTAL GERMANY		6,600,430
Hong Kong - 0.7%
BOC Hong Kong Holdings Ltd.	70,500	99,573
Esprit Holdings Ltd.	101,800	623,754
Hang Seng Bank Ltd.	35,900	397,905
Hong Kong Exchange & Clearing Ltd.	10,600	122,095
Hutchison Whampoa Ltd.	34,000	200,259
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Li & Fung Ltd.	126,000	$ 353,986
Sun Hung Kai Properties Ltd.	37,000	382,497
Swire Pacific Ltd. (A Shares)	40,000	312,675
TOTAL HONG KONG		2,492,744
Ireland - 0.2%
CRH PLC	17,357	451,111
Ryanair Holdings PLC sponsored ADR (a)	8,000	218,800
TOTAL IRELAND		669,911
Italy - 0.5%
ENI SpA sponsored ADR	14,000	597,660
Fiat SpA	43,600	426,137
Intesa Sanpaolo SpA	178,900	569,799
TOTAL ITALY		1,593,596
Japan - 6.7%
Aisin Seiki Co. Ltd.	18,500	380,020
Aoyama Trading Co. Ltd.	9,700	139,590
Astellas Pharma, Inc.	14,600	474,870
Benesse Corp.	5,700	218,191
Bridgestone Corp.	18,000	268,373
Canon, Inc.	19,700	589,686
Capcom Co. Ltd.	11,100	193,645
Central Japan Ry Co.	28	166,007
Citizen Holdings Co. Ltd.	57,400	262,673
Daicel Chemical Industries Ltd.	48,000	201,734
Dainippon Screen Manufacturing Co. Ltd.	57,000	125,405
Daiwa House Industry Co. Ltd.	89,000	777,476
Denso Corp.	27,200	643,140
Doutor Nichires Holdings Co., Ltd.	9,300	114,571
eAccess Ltd.	291	190,618
East Japan Railway Co.	10,900	614,364
Fuji Machine Manufacturing Co. Ltd.	10,500	94,171
Hitachi Ltd.	81,000	283,112
Hitachi Transport System Ltd.	11,200	114,891
Inpex Corp.	14	89,114
Kobayashi Pharmaceutical Co. Ltd.	7,300	237,511
Konica Minolta Holdings, Inc.	35,500	293,324
Kubota Corp.	31,000	186,371
Kuraray Co. Ltd.	23,500	202,249
Maeda Road Construction Co. Ltd.	21,000	175,037
Matsumotokiyoshi Holdings Co. Ltd.	11,800	205,050
Common Stocks - continued
	Shares	Value
Japan - continued
Meiji Holdings Co. Ltd. (a)	74	$ 2,280
Mitsubishi Gas Chemical Co., Inc.	68,000	317,850
Mitsubishi UFJ Financial Group, Inc.	242,400	1,322,595
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,170	258,431
Mitsui & Co. Ltd.	28,400	301,303
Mitsui Chemicals, Inc.	48,000	143,389
Mitsui O.S.K. Lines Ltd.	57,000	325,808
Mitsui Sumitomo Insurance Group Holdings, Inc.	27,100	739,572
Mizuho Trust & Banking Co. Ltd.	147,000	152,865
Nichicon Corp.	26,100	250,518
Nippon Building Fund, Inc.	30	243,803
Nippon Electric Glass Co. Ltd.	68,000	553,487
Nippon Mining Holdings, Inc.	23,000	104,461
Nippon Steel Corp.	66,000	221,956
Nippon Television Network Corp.	4,540	435,312
Nissan Motor Co. Ltd.	97,100	506,941
Nissin Food Holdings Co. Ltd.	10,800	293,585
Nomura Holdings, Inc.	37,500	226,353
Nomura Real Estate Office Fund, Inc.	30	155,484
NTT DoCoMo, Inc.	682	951,897
Obayashi Corp.	77,000	378,144
Okinawa Cellular Telephone Co.	69	110,755
Osaka Securities Exchange Co. Ltd.	74	235,090
Panasonic Electric Works Co., Ltd.	30,000	244,174
Park24 Co. Ltd.	35,000	270,190
Rakuten, Inc.	614	312,449
Ricoh Co. Ltd.	8,000	98,936
Sankyo Co. Ltd. (Gunma)	4,800	243,556
Sega Sammy Holdings, Inc.	21,200	191,957
Seven & i Holdings Co., Ltd.	22,800	515,334
Shinko Electric Industries Co.Ltd.	21,200	209,091
Shionogi & Co. Ltd.	9,000	154,877
SMC Corp.	3,600	353,238
Sony Corp.	32,400	842,095
Square Enix Holdings Co. Ltd.	2,700	48,600
Stanley Electric Co. Ltd.	15,600	221,588
Sumco Corp.	14,500	213,091
Sumitomo Corp.	48,200	419,665
Sumitomo Electric Industries Ltd.	68,000	662,620
Sumitomo Mitsui Financial Group, Inc.	4,000	138,760
Sumitomo Trust & Banking Co. Ltd.	47,000	196,730
Taiheiyo Cement Corp.	92,000	161,559
Common Stocks - continued
	Shares	Value
Japan - continued
Taiyo Yuden Co. Ltd.	24,000	$ 184,614
THK Co. Ltd.	7,800	108,203
Toda Corp.	57,000	186,751
Tohokushinsha Film Corp.	12,600	86,982
Tokuyama Corp.	65,000	387,705
Tokyo Electric Power Co.	2,500	58,579
Tokyo Electron Ltd.	800	36,593
Tokyo Gas Co. Ltd.	60,000	227,530
Tokyo Ohka Kogyo Co. Ltd.	7,900	133,692
Tosoh Corp.	91,000	209,072
Toyota Motor Corp.	26,300	1,041,185
TOTAL JAPAN		23,632,488
Netherlands - 0.6%
Akzo Nobel NV	5,500	229,950
ASML Holding NV:
(Netherlands)	8,400	176,220
(NY Shares)	16,000	338,400
James Hardie Industries NV unit	96,422	322,499
Koninklijke Ahold NV	33,400	365,838
Koninklijke KPN NV	48,000	576,918
TOTAL NETHERLANDS		2,009,825
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	16,000	783,840
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	30,000	25,341
DnB Nor ASA	32,200	200,390
Pronova BioPharma ASA (a)	16,900	42,388
TOTAL NORWAY		268,119
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	72,428	157,987
Oil Search Ltd.	124,844	465,671
TOTAL PAPUA NEW GUINEA		623,658
Singapore - 0.4%
CapitaCommercial Trust (REIT)	310,000	179,027
CapitaLand Ltd.	205,500	383,100
Keppel Corp. Ltd.	21,000	84,823
Olam International Ltd.	114,000	136,292
Common Stocks - continued
	Shares	Value
Singapore - continued
Raffles Education Corp. Ltd.	682,000	$ 200,385
United Overseas Bank Ltd.	67,000	520,432
TOTAL SINGAPORE		1,504,059
South Africa - 0.1%
MTN Group Ltd.	18,100	235,065
Spain - 0.6%
Banco Santander SA	26,800	254,627
Iberdrola SA	61,400	483,386
Inditex SA (f)	7,600	323,961
Telefonica SA sponsored ADR	18,900	1,063,881
TOTAL SPAIN		2,125,855
Sweden - 0.2%
H&M Hennes & Mauritz AB (B Shares)	12,850	571,984
Lundin Petroleum AB (a)	21,800	141,737
Telefonaktiebolaget LM Ericsson (B Shares)	14,000	118,895
TOTAL SWEDEN		832,616
Switzerland - 2.0%
ABB Ltd. (Reg.)	6,866	97,172
Actelion Ltd. (Reg.) (a)	5,012	228,285
Credit Suisse Group (Reg.)	16,456	629,953
Nestle SA (Reg.)	43,182	1,407,222
Nobel Biocare Holding AG (Switzerland)	7,585	154,589
Noble Corp.	39,000	1,065,870
Novartis AG (Reg.)	9,750	368,924
Roche Holding AG (participation certificate)	7,517	947,676
Schindler Holding AG (participation certificate)	3,211	168,288
Sonova Holding AG	2,705	174,986
UBS AG:
(For. Reg.)	30,086	413,168
(NY Shares)	12,345	168,386
Weatherford International Ltd. (a)	40,000	665,200
Zurich Financial Services AG (Reg.)	2,474	459,624
TOTAL SWITZERLAND		6,949,343
Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	42,000	443,940
United Kingdom - 4.1%
Aberdeen Asset Management PLC	90,900	176,212
Aegis Group PLC	105,200	140,783
Common Stocks - continued
	Shares	Value
United Kingdom - continued
AstraZeneca PLC (United Kingdom)	14,800	$ 518,034
Autonomy Corp. PLC (a)	8,500	178,256
BAE Systems PLC	57,600	302,877
Barclays PLC	113,000	458,619
Barratt Developments PLC	18,600	37,960
Bellway PLC	20,700	217,999
BG Group PLC	51,400	820,441
BHP Billiton PLC	19,900	412,870
Bovis Homes Group PLC	30,200	204,447
BP PLC	76,300	538,984
BP PLC sponsored ADR	11,000	467,060
British Land Co. PLC	13,400	84,522
Burberry Group PLC	38,300	227,888
Cairn Energy PLC (a)	5,500	172,377
Capita Group PLC	26,100	263,059
easyJet PLC (a)	15,200	70,636
Experian PLC	50,400	331,742
HSBC Holdings PLC sponsored ADR	32,550	1,158,780
Imperial Tobacco Group PLC	15,200	346,677
Informa PLC	34,900	152,481
InterContinental Hotel Group PLC	18,800	178,549
Kesa Electricals PLC	110,000	214,358
Man Group PLC	81,200	300,024
Marks & Spencer Group PLC	32,600	161,448
NEXT PLC	6,200	148,238
Persimmon PLC	59,200	330,077
Prudential PLC	73,300	421,147
Reckitt Benckiser Group PLC	12,700	498,354
Redrow PLC	62,800	184,893
Rio Tinto PLC (Reg.)	18,000	731,090
Royal Dutch Shell PLC Class A (United Kingdom)	43,100	991,904
SSL International PLC	36,600	256,504
Standard Chartered PLC (United Kingdom)	33,059	511,208
Tesco PLC	56,000	277,366
Tomkins PLC	73,700	188,082
Vodafone Group PLC	289,000	530,974
Vodafone Group PLC sponsored ADR	32,200	590,870
Wolseley PLC	17,916	321,199
Xstrata PLC	39,900	351,633
TOTAL UNITED KINGDOM		14,470,622
Common Stocks - continued
	Shares	Value
United States of America - 23.8%
3M Co.	10,000	$ 576,000
Albemarle Corp.	5,000	134,100
Allergan, Inc.	1,900	88,654
Amazon.com, Inc. (a)	6,100	491,172
American Eagle Outfitters, Inc.	13,000	192,660
American Express Co.	7,000	176,540
Apple, Inc. (a)	25,500	3,208,665
Ashland, Inc.	8,000	175,680
AutoNation, Inc. (a)	21,000	371,910
AutoZone, Inc. (a)	500	83,195
Avnet, Inc. (a)	127,400	2,788,786
Baker Hughes, Inc.	3,000	106,740
Bank of America Corp.	46,600	416,138
Bemis Co., Inc.	2,000	48,080
Biogen Idec, Inc. (a)	12,300	594,582
BorgWarner, Inc.	79,500	2,301,525
Boston Private Financial Holdings, Inc.	13,000	59,930
Burlington Northern Santa Fe Corp.	10,800	728,784
Caterpillar, Inc.	12,000	426,960
Celanese Corp. Class A	49,000	1,021,160
Cephalon, Inc. (a)	17,700	1,161,297
Charles Schwab Corp.	9,000	166,320
Chevron Corp.	17,200	1,136,920
Cisco Systems, Inc. (a)	114,200	2,206,344
CME Group, Inc.	1,400	309,890
Coach, Inc.	18,100	443,450
Comcast Corp. Class A (special) (non-vtg.)	10,000	146,800
CSX Corp.	3,000	88,770
Dendreon Corp. (a)	7,000	148,400
Dow Chemical Co.	15,000	240,000
Eaton Corp.	29,000	1,270,200
Express Scripts, Inc. (a)	45,000	2,878,650
Fidelity National Financial, Inc. Class A	62,000	1,124,060
FMC Corp.	24,800	1,208,504
Ford Motor Co. (a)	48,000	287,040
Freeport-McMoRan Copper & Gold, Inc. Class B	25,900	1,104,635
General Electric Co.	86,100	1,089,165
Gilead Sciences, Inc. (a)	71,000	3,251,800
Goldman Sachs Group, Inc.	7,300	938,050
Google, Inc. Class A (sub. vtg.) (a)	10,200	4,038,894
Hewitt Associates, Inc. Class A (a)	18,000	564,480
Illinois Tool Works, Inc.	9,000	295,200
Common Stocks - continued
	Shares	Value
United States of America - continued
International Business Machines Corp.	9,000	$ 928,890
JCPenney Co., Inc.	6,000	184,140
JPMorgan Chase & Co.	117,300	3,870,900
KLA-Tencor Corp.	9,000	249,660
Kohl's Corp. (a)	15,000	680,250
Lam Research Corp. (a)	28,000	780,640
Las Vegas Sands Corp. (a)	12,000	93,840
Louisiana-Pacific Corp.	53,000	215,710
Marriott International, Inc. Class A	16,000	376,960
McDonald's Corp.	7,000	373,030
McGraw-Hill Companies, Inc.	15,000	452,250
Mead Johnson Nutrition Co. Class A	2,700	76,275
Microsoft Corp.	13,000	263,380
Molson Coors Brewing Co. Class B	3,200	122,400
Morgan Stanley	107,300	2,536,572
National Oilwell Varco, Inc. (a)	3,000	90,840
Nordstrom, Inc.	7,000	158,410
Norfolk Southern Corp.	4,000	142,720
Novellus Systems, Inc. (a)	31,000	559,860
O'Reilly Automotive, Inc. (a)	7,000	271,950
Occidental Petroleum Corp.	2,000	112,580
Omnicom Group, Inc.	1,000	31,470
Oracle Corp.	105,000	2,030,700
Owens-Illinois, Inc. (a)	6,000	146,340
PACCAR, Inc.	28,200	999,408
Packaging Corp. of America	9,000	142,830
Pactiv Corp. (a)	3,000	65,580
Parker Hannifin Corp.	7,000	317,450
Patterson-UTI Energy, Inc.	13,000	165,230
Philip Morris International, Inc.	20,000	724,000
PNC Financial Services Group, Inc.	7,000	277,900
Procter & Gamble Co.	6,000	296,640
Pulte Homes, Inc.	7,400	85,174
QUALCOMM, Inc.	90,100	3,813,032
Quidel Corp. (a)	4,200	48,888
Qwest Communications International, Inc.	57,000	221,730
Raytheon Co. warrants 6/16/11 (a)	112	1,187
Rock-Tenn Co. Class A	6,000	226,560
Rockwell Automation, Inc.	2,000	63,180
Rosetta Stone, Inc.	800	23,960
Sealed Air Corp.	28,000	533,680
Simon Property Group, Inc.	9,000	464,400
Common Stocks - continued
	Shares	Value
United States of America - continued
Southwestern Energy Co. (a)	26,000	$ 932,360
Sprint Nextel Corp. (a)	430,800	1,878,288
Temple-Inland, Inc.	248,000	2,961,120
Tenet Healthcare Corp. (a)	40,000	90,000
Teradyne, Inc. (a)	75,000	445,500
The Coca-Cola Co.	53,200	2,290,260
The DIRECTV Group, Inc. (a)	52,900	1,308,217
The Travelers Companies, Inc.	8,000	329,120
The Walt Disney Co.	13,000	284,700
Tiffany & Co., Inc.	3,700	107,078
Tim Hortons, Inc.	2,200	53,438
TJX Companies, Inc.	27,000	755,190
Union Pacific Corp.	79,100	3,886,974
Varian Semiconductor Equipment Associates, Inc. (a)	18,300	468,297
Virgin Media, Inc.	10,500	81,060
Visa, Inc.	23,000	1,494,080
Wal-Mart Stores, Inc.	26,600	1,340,640
Walgreen Co.	13,000	408,590
Wells Fargo & Co.	111,500	2,231,115
Wilmington Trust Corp., Delaware	56,000	812,560
Wyndham Worldwide Corp.	8,000	93,440
TOTAL UNITED STATES OF AMERICA		83,562,753
TOTAL COMMON STOCKS (Cost $178,452,756)		176,891,354
Nonconvertible Preferred Stocks - 0.0%

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares) (Cost $38,040)	36,200	32,331
Corporate Bonds - 13.9%
		Principal Amount (e)
Convertible Bonds - 0.8%
Bermuda - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12		$ 500,000	695,850
Luxembourg - 0.1%
ArcelorMittal SA 5% 5/15/14		390,000	402,741
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
United States of America - 0.5%
Alcoa, Inc. 5.25% 3/15/14		$ 80,000	$ 126,200
Johnson Controls, Inc. 6.5% 9/30/12		280,000	503,752
Micron Technology, Inc. 4.25% 10/15/13		140,000	163,100
Sunpower Corp. 4.75% 4/15/14		230,000	270,779
Textron, Inc. 4.5% 5/1/13		140,000	151,802
United States Steel Corp. 4% 5/15/14		330,000	352,275
TOTAL UNITED STATES OF AMERICA			1,567,908
TOTAL CONVERTIBLE BONDS			2,666,499
Nonconvertible Bonds - 13.1%
Australia - 0.2%
Didon Tunisia Pty. Ltd. 4.8259% 3/13/12 (g)(j)		100,000	50,000
Fairfax Media Group Finance Pty Ltd. 5.25% 6/15/12	EUR	250,000	201,719
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	397,455
TOTAL AUSTRALIA			649,174
Belgium - 0.1%
Anheuser-Busch InBev NV 8.625% 1/30/17	EUR	200,000	286,315
Fortis Banque SA 4.625% (Reg. S) (j)	EUR	150,000	73,256
TOTAL BELGIUM			359,571
Bermuda - 0.1%
Holcim GB Finance Ltd. 8.75% 4/24/17	GBP	250,000	374,488
MPF Corp. (Norway) AS 0% 9/20/11 (d)(g)(j)		300,000	3,000
Northern Offshore Ltd. 5.8259% 6/14/10 (g)(j)		100,000	45,000
TOTAL BERMUDA			422,488
Canada - 0.5%
Ontario Province 4.2% 3/8/18	CAD	1,800,000	1,520,432
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	250,000	239,519
TOTAL CANADA			1,759,951
Cayman Islands - 0.2%
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	393,190
MUFG Capital Finance 5 Ltd. 6.299% (j)	GBP	100,000	75,345
PetroProd Ltd. 7.1494% 1/12/12 (g)(j)		200,000	20,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
Cayman Islands - continued
SMFG Finance Ltd. 6.164% (j)	GBP	$ 75,000	$ 40,318
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	201,831
TOTAL CAYMAN ISLANDS			730,684
Cyprus - 0.1%
Colgrade Ltd. 8.25% 6/28/10		380,000	116,897
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	100,000	68,161
Remedial Cyprus PCL 6.4819% 3/28/12 (g)(j)		200,000	66,000
TOTAL CYPRUS			251,058
Denmark - 0.0%
DONG Energy A/S 4.875% 5/7/14 (i)	EUR	100,000	133,845
France - 0.9%
BNP Paribas SA:
1.4506% 11/23/15 (j)		200,000	159,964
8.667% (j)	EUR	100,000	97,884
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (j)	EUR	50,000	23,942
Compagnie de St. Gobain 1.695% 4/11/12 (j)	EUR	175,000	206,516
Credit Logement SA:
2.25% 12/2/49 (j)	EUR	150,000	86,309
4.604% (j)	EUR	250,000	128,525
Electricite de France:
6.25% 1/25/21	EUR	300,000	428,052
6.875% 12/12/22	GBP	250,000	410,855
France Telecom SA 5% 5/12/16 (i)	GBP	200,000	293,214
GDF Suez 6.375% 1/18/21	EUR	300,000	434,268
Natixis SA:
1.656% 1/26/17 (j)	EUR	100,000	66,456
6.307% (j)	EUR	100,000	41,796
Societe Generale 1.932% 6/7/17 (j)	EUR	100,000	97,291
Veolia Environnement 6.125% 10/29/37	GBP	200,000	263,519
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	285,837
TOTAL FRANCE			3,024,428
Germany - 0.2%
Bayer AG 5.625% 5/23/18	GBP	150,000	220,944
Commerzbank AG 5% 2/6/14	EUR	200,000	271,087
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
Germany - continued
Deutsche Boerse AG 7.5% 6/13/38 (j)	EUR	$ 200,000	$ 207,791
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	75,000	39,464
TOTAL GERMANY			739,286
Hong Kong - 0.1%
Chong Hing Bank Ltd. 2.25% 12/16/16 (j)		175,000	118,955
Dah Sing Bank Ltd. 2.0144% 6/3/16 (j)		250,000	158,439
Wing Hang Bank Ltd. 6% (j)		260,000	131,661
TOTAL HONG KONG			409,055
India - 0.1%
Export-Import Bank of India 1.1319% 6/7/12 (j)	JPY	40,000,000	344,845
ICICI Bank Ltd. 1.6788% 1/12/10 (Reg. S) (j)		125,000	117,755
TOTAL INDIA			462,600
Ireland - 0.3%
Anglo Irish Bank Corp. PLC 1.864% 6/19/17 (j)	EUR	100,000	36,521
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	305,285	132,250
Bank of Ireland UK Holdings PLC 7.4% (j)	EUR	185,000	79,530
Irish Nationwide Building Society 2.052% 5/18/09 (j)	EUR	300,000	396,337
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	3,800,000	111,006
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	315,476
TOTAL IRELAND			1,071,120
Italy - 0.4%
Banca Italease SpA 2.301% 2/2/10 (j)	EUR	400,000	496,269
Banca Popolare di Milano 9% (j)	EUR	200,000	156,085
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	150,000	138,573
Intesa Sanpaolo SpA 6.375% 11/12/17 (j)	GBP	150,000	192,413
Telecom Italia SpA:
6.75% 3/21/13	EUR	150,000	199,356
8.25% 3/21/16	EUR	200,000	275,353
TOTAL ITALY			1,458,049
Korea (South) - 0.1%
Woori Bank 6.025% 3/13/14 (Reg. S) (j)		250,000	219,272
Luxembourg - 0.5%
ArcelorMittal SA 6.125% 6/1/18		300,000	241,757
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	$ 100,000	$ 119,279
7.51% 7/31/13 (Reg S.)		200,000	178,302
Glencore Finance (Europe) SA:
6.5% 2/27/19	GBP	200,000	167,459
7.125% 4/23/15	EUR	150,000	131,736
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (j)		500,000	350,000
Russian Standard Finance SA 6.825% 9/16/09	EUR	150,000	174,603
Slavinvestbank LLC 9.875% 12/21/09 (Issued by Slavinvest Finance SA for Slavinvestbank LLC)		110,000	49,500
TNK-BP Finance SA 7.5% 7/18/16		250,000	182,248
TOTAL LUXEMBOURG			1,594,884
Netherlands - 1.1%
Asset Repackaging Trust Five BV 8.905% 12/21/11 pay-in-kind (j)	EUR	128,300	130,676
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	325,000	438,912
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	322,748	108,760
Deutsche Telekom International Financial BV 6.5% 4/8/22	GBP	300,000	442,442
E.ON International Finance BV 6.75% 1/27/39	GBP	200,000	311,365
ELM BV 6.5% 4/2/13 (Issued by Elsevier Reed Finance BV for ELM BV)	EUR	300,000	408,920
Eureko BV 5.125% (j)	EUR	200,000	91,534
ING Bank NV 1.3888% 10/14/14 (j)		175,000	144,078
Invitel Holdings NN 9.685% 4/15/13 (Reg. S) (j)	EUR	234,308	62,285
Linde Finance BV 6.75% 12/8/15	EUR	150,000	212,176
Media Nusantara Citra BV 10.75% 9/12/11		148,958	84,400
Rabobank Nederland 4.75% 1/15/18	EUR	450,000	606,458
RWE Finance BV:
5% 2/10/15	EUR	150,000	207,929
6.625% 1/31/19	EUR	150,000	218,295
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (j)	GBP	150,000	157,532
Volkswagen International Finance NV 5.625% 2/9/12	EUR	250,000	344,572
TOTAL NETHERLANDS			3,970,334
Norway - 0.8%
Africa Offshore Services AS 7.2319% 6/29/12 (g)(j)		100,000	25,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
Norway - continued
DDI Holding AS 9.3% 1/19/12 (l)		$ 78,492	$ 37,676
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,006,780
Petrolia Drilling ASA 12% 6/20/12 (g)	NOK	500,000	21,321
ProdJack AS 11.25% 3/8/13 (g)		100,000	21,000
StatoilHydro ASA:
5.25% 4/15/19		250,000	255,748
6.875% 3/11/31	GBP	200,000	320,403
TOTAL NORWAY			2,687,928
Portugal - 0.1%
Banco Comercial Portugues SA 5.625% 4/23/14	EUR	300,000	394,973
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	149,234
Spain - 0.3%
Bancaja Emisiones SA 4.625% (j)	EUR	139,000	56,997
Caja de Ahorros de Valencia, Castellon y Alicante (Bancaja) 4.375% (j)	EUR	100,000	34,392
Mapfre SA 5.921% 7/24/37 (j)	EUR	350,000	273,222
Santander Issuances SA Unipersonal 1.781% 7/25/17 (j)	EUR	150,000	139,534
Telefonica Emisiones SAU:
5.431% 2/3/14	EUR	200,000	276,545
5.496% 4/1/16	EUR	100,000	134,966
5.888% 1/31/14	GBP	100,000	153,675
TOTAL SPAIN			1,069,331
Sweden - 0.1%
Svenska Handelsbanken AB 1.47% 3/15/16 (j)		200,000	153,778
Vattenfall AB 6.875% 4/15/39	GBP	200,000	296,110
TOTAL SWEDEN			449,888
Switzerland - 0.0%
UBS AG London Branch 6.625% 4/11/18	GBP	100,000	146,957
United Arab Emirates - 0.1%
Emirates Bank International PJSC 5.5394% 4/30/12 (j)		229,000	199,047
United Kingdom - 2.4%
3i Group PLC 1.957% 6/8/12 (j)	EUR	300,000	237,385
Bank of Scotland 6.375% 8/16/19	GBP	400,000	411,556
Barclays Bank PLC:
1.4319% 6/27/16 (g)(j)		100,000	76,720
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Barclays Bank PLC: - continued
6.75% 1/16/23 (j)	GBP	$ 300,000	$ 347,477
BAT International Finance PLC 8.125% 11/15/13		200,000	215,930
Broadgate PLC 2.4169% 10/5/25 (j)	GBP	35,750	22,204
Centrica PLC:
7% 9/19/33	GBP	200,000	298,680
7.125% 12/9/13	EUR	250,000	358,720
HSBC Holdings PLC 4.5% 4/30/14	EUR	200,000	267,024
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	201,775
8.375% 2/17/16	EUR	600,000	815,939
Lloyds TSB Bank PLC:
4.385% (j)	EUR	200,000	87,302
6.375% 4/15/14	GBP	200,000	296,562
7.5% 4/15/24	GBP	377,000	544,096
Lloyds TSB Group PLC 6.267% (g)(j)		100,000	28,500
Marks & Spencer PLC 7.125% 12/1/37 (g)		200,000	116,836
Nationwide Building Society:
1.804% 12/22/16 (j)	EUR	150,000	133,749
3.375% 8/17/15 (j)	EUR	455,000	450,817
Northern Rock PLC 1.2019% 10/21/10 (j)		250,000	220,425
Old Mutual PLC 4.5% 1/18/17 (j)	EUR	50,000	26,153
Reed Elsevier Investments PLC 7% 12/11/17	GBP	350,000	513,155
Rexam PLC 4.375% 3/15/13	EUR	250,000	286,137
Rolls-Royce PLC 6.75% 4/30/19	GBP	100,000	150,438
Royal Bank of Scotland PLC:
1.3994% 7/24/14 (j)		200,000	158,408
6.934% 4/9/18	EUR	300,000	308,851
Scottish & Southern Energy PLC 6.25% 8/27/38	GBP	150,000	210,539
Tesco PLC:
5.125% 2/24/15	EUR	150,000	205,905
5.875% 9/12/16	EUR	300,000	421,769
UBS AG Jersey Branch 1.2569% 4/18/16 (j)		100,000	59,335
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	137,996
Ukrsotsbank 8% 2/22/10 (Issued by Credit Suisse First Boston International for Ukrsotsbank)		300,000	210,000
Vodafone Group PLC:
1.5362% 2/27/12 (j)		160,000	147,718
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Vodafone Group PLC: - continued
4.625% 9/8/14	GBP	$ 100,000	$ 148,795
6.25% 1/15/16	EUR	300,000	423,146
TOTAL UNITED KINGDOM			8,540,042
United States of America - 4.3%
Altria Group, Inc.:
8.5% 11/10/13		210,000	232,321
9.25% 8/6/19		400,000	458,034
AT&T, Inc.:
5.875% 4/28/17	GBP	200,000	296,627
7% 4/30/40	GBP	200,000	305,635
BA Covered Bond Issuer 4.125% 4/5/12	EUR	1,700,000	2,147,709
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	55,000	34,678
Bank of America Corp. 5.125% 9/26/14	EUR	250,000	297,268
BSP Finance BV 10.75% 11/1/11		100,000	46,388
Chevron Corp. 4.95% 3/3/19		200,000	204,361
Citigroup, Inc. 4.25% 2/25/30 (j)	EUR	200,000	111,053
COX Communications, Inc. 8.375% 3/1/39 (g)		250,000	242,620
Credit Suisse First Boston New York Branch 5% 5/15/13		400,000	395,011
General Electric Co. 5.25% 12/6/17		200,000	189,260
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	190,002
Goldman Sachs Group, Inc.:
6% 5/1/14		150,000	149,423
6.15% 4/1/18		200,000	188,646
6.5% 10/6/10	EUR	250,000	336,425
HVB Funding Trust VIII 7.055% 3/28/49 (j)	EUR	800,000	473,545
John Deere Capital Corp. 7.5% 1/24/14	EUR	100,000	139,164
JPMorgan Chase & Co. 5.25% 5/8/13	EUR	250,000	328,855
JPMorgan Chase Bank 4.375% 11/30/21 (j)	EUR	300,000	280,680
KeyBank NA:
2.013% 11/21/11 (j)	EUR	50,000	47,513
2.209% 2/9/12 (j)	EUR	220,000	203,203
Lehman Brothers Holdings E-Capital Trust I 3.0187% 8/19/65 (d)(j)		350,000	35
Liberty Mutual Group, Inc. 5.75% 3/15/14 (g)		250,000	191,044
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	291,221
6.15% 4/25/13		500,000	459,700
6.75% 5/21/13	EUR	150,000	180,827
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
United States of America - continued
Morgan Stanley 1.71% 7/20/12 (j)	EUR	$ 430,000	$ 460,600
Pemex Project Funding Master Trust (Reg. S) 5.5% 2/24/25	EUR	300,000	287,797
Pfizer, Inc.:
5.35% 3/15/15		300,000	322,495
6.2% 3/15/19		300,000	322,423
Philip Morris Holland BV 4.25% 3/23/12	EUR	200,000	270,427
Philip Morris International, Inc. 5.75% 3/24/16	EUR	150,000	204,762
Plains All American Pipeline LP 8.75% 5/1/19		100,000	102,526
PPL Energy Supply LLC 6.5% 5/1/18		160,000	143,178
Rabobank Capital Funding Trust II 5.26% (g)(j)		750,000	412,500
Roche Holdings, Inc.:
6% 3/1/19 (g)		150,000	155,963
6.5% 3/4/21	EUR	300,000	428,785
Schering-Plough Corp. 5.375% 10/1/14	EUR	200,000	271,381
SLM Corp.:
1.85% 12/15/10 (j)	EUR	200,000	206,987
1.98% 6/17/13 (j)	EUR	112,000	75,913
Sprint Capital Corp. 8.75% 3/15/32		325,000	247,000
Time Warner Cable, Inc. 8.25% 2/14/14		200,000	219,361
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	274,656
US Bank NA, Cincinnati 4.375% 2/28/17 (j)	EUR	150,000	150,218
Verizon Wireless Capital LLC:
5.55% 2/1/14 (Reg. S)		400,000	419,611
8.75% 12/18/15	EUR	350,000	533,685
Wal-Mart Stores, Inc. 5.625% 3/27/34	GBP	200,000	287,838
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	639,996
Zurich Finance USA, Inc. 6.5% 10/14/15	EUR	250,000	338,693
TOTAL UNITED STATES OF AMERICA			15,198,043
TOTAL NONCONVERTIBLE BONDS			46,091,242
TOTAL CORPORATE BONDS (Cost $56,515,220)			48,757,741
Government Obligations - 27.1%

Canada - 0.5%
Canadian Government 5.25% 6/1/12	CAD	1,750,000	1,635,548
Government Obligations - continued
		Principal Amount (e)	Value
France - 3.4%
French Republic:
4% 10/25/38	EUR	$ 3,200,000	$ 4,156,356
4.25% 10/25/18	EUR	5,500,000	7,667,618
TOTAL FRANCE			11,823,974
Germany - 3.6%
German Federal Republic:
3.75% 1/4/19	EUR	1,481,000	2,048,303
4% 7/4/16	EUR	1,337,500	1,892,932
4.25% 1/4/14	EUR	1,640,000	2,352,812
4.25% 7/4/14	EUR	150,000	216,032
4.25% 7/4/39	EUR	1,000,000	1,403,874
5.625% 1/4/28	EUR	3,110,000	4,930,250
TOTAL GERMANY			12,844,203
Greece - 1.5%
Greek Government 4.5% 5/20/14	EUR	3,850,000	5,126,810
Italy - 0.4%
Italian Republic 5% 8/1/39	EUR	1,100,000	1,437,332
Japan - 12.8%
Japan Government:
Inflation-Indexed Bond 1.1% 12/10/16	JPY	366,800,000	3,269,745
0.2116% 7/21/09	JPY	400,000,000	4,054,972
0.9% 6/20/13	JPY	110,000,000	1,124,032
1.3% 3/20/15	JPY	1,040,000,000	10,770,453
1.5% 3/20/14	JPY	400,000,000	4,189,300
1.5% 9/20/18	JPY	25,000,000	255,890
1.7% 12/20/16	JPY	103,200,000	1,088,972
1.7% 9/20/17	JPY	400,700,000	4,209,705
1.9% 6/20/16	JPY	935,000,000	10,017,990
2.5% 9/20/36	JPY	350,000,000	3,832,694
2.5% 9/20/37	JPY	200,000,000	2,174,212
TOTAL JAPAN			44,987,965
United Kingdom - 0.0%
UK Treasury GILT 4.75% 12/7/38	GBP	55,000	86,718
United States of America - 4.9%
Federal Home Loan Bank 3.625% 10/18/13		300,000	314,048
U.S. Treasury Notes:
1.375% 2/15/12		550,000	551,504
Government Obligations - continued
		Principal Amount (e)	Value
United States of America - continued
U.S. Treasury Notes: - continued
1.75% 1/31/14		$ 2,700,000	$ 2,674,701
1.875% 2/28/14		2,600,000	2,586,792
2.75% 2/15/19		850,000	823,302
4% 8/15/18		7,870,000	8,443,030
5.125% 5/15/16		1,500,000	1,739,649
TOTAL UNITED STATES OF AMERICA			17,133,026
TOTAL GOVERNMENT OBLIGATIONS (Cost $90,236,732)			95,075,576
U.S. Government and Government Agency Obligations - 0.3%

Other Government Related - 0.3%
JPMorgan Chase & Co. 3.75% 12/12/11 (FDIC Guaranteed) (h)	GBP	550,000	847,497
Morgan Stanley 2.9% 12/1/10 (FDIC Guaranteed) (h)		350,000	358,793
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,190,560)			1,206,290
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.6%
5% 5/1/39 (i)		3,100,000	3,188,785
6% 5/1/39 (i)		2,250,000	2,352,453
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,528,529)			5,541,238
Asset-Backed Securities - 0.3%

Clock Finance BV Series 2007-1 Class B2, 2.037% 2/25/15 (j)	EUR	100,000	76,720
Leek Finance PLC Series 2005-15X Class BA, 2.0719% 3/21/37 (j)	GBP	100,000	115,346
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.684% 1/30/40 (j)	EUR	50,000	57,533
Class D, 1.884% 1/30/40 (j)	EUR	100,000	111,005
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.684% 1/30/40 (j)	EUR	50,000	57,559
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Prime Bricks 2007-1 GmbH Series 2007-1: - continued
Class C, 1.884% 1/30/40 (j)	EUR	$ 50,000	$ 56,336
Promise K 2006-1 GmbH Series I 2006-1 Class D, 2.396% 3/10/17 (j)	EUR	100,000	95,608
Spirit Issuer PLC:
Class A2, 2.745% 12/28/11 (j)	GBP	50,000	22,182
Class A5, 5.472% 12/28/34	GBP	150,000	77,482
TS Co.mit One GmbH Series 1 Class C, 1.838% 6/29/13 (Reg. S) (j)	EUR	78,654	57,222
Volkswagen Car Lease Series 9 Class B, 1.172% 10/21/13 (j)	EUR	250,000	307,400
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 2.375% 10/25/45 (j)	GBP	70,098	6,220
TOTAL ASSET-BACKED SECURITIES (Cost $1,497,771)			1,040,613
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 2.213% 2/17/52 (j)	EUR	100,000	90,539
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 1.675% 4/12/56 (j)	EUR	88,771	95,939
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.855% 7/15/40 (j)	EUR	150,000	135,784
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $452,562)			322,262
Commercial Mortgage Securities - 0.2%

France - 0.0%
Paris Prime Community Real Estate Series 2006-1 Class B, 1.655% 4/22/14 (g)(j)	EUR	72,109	47,691
Ireland - 0.1%
European Property Capitl 4 PLC Series 4 Class C, 1.7881% 7/20/14 (j)	GBP	41,701	44,940
German Residential Asset Note Distributor PLC Series 1 Class A, 1.65% 7/20/16 (j)	EUR	175,756	173,542
Rivoli Pan Europe PLC Series 2006-1 Class B 5.074% 8/3/18 (j)	EUR	100,000	74,973
TOTAL IRELAND			293,455
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Japan - 0.0%
JLOC 37 LLC (Reg. S) Series X Class B1, 0.9544% 1/15/15 (j)	JPY	$ 13,418,000	$ 125,681
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 2.215% 7/22/43 (j)	EUR	100,000	52,394
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1:
Class B, 1.8881% 4/19/21 (j)	GBP	100,000	97,869
Class C, 2.0881% 4/19/21 (j)	GBP	50,000	45,148
London & Regional Debt Securitisation No. 1 PLC Class A, 1.7444% 10/15/14 (j)	GBP	100,000	114,649
TOTAL UNITED KINGDOM			257,666
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,193,596)			776,887
Supranational Obligations - 0.4%

European Investment Bank 5.625% 6/7/32 (Cost $1,747,421)	GBP	800,000	1,328,022
Preferred Securities - 0.1%

Cayman Islands - 0.1%
MUFG Capital Finance 2 Ltd. 4.85% (j)	150,000	115,502
SMFG Preferred Capital USD 1 Ltd. 6.078% (g)(j)	300,000	213,075
TOTAL CAYMAN ISLANDS		328,577
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (j)	650,000	140,840
TOTAL PREFERRED SECURITIES (Cost $960,824)		469,417
International Equity Funds - 3.5%
	Shares
Fidelity Emerging Markets Equity Central Fund (k) (Cost $11,054,346)	104,100	12,353,538
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	13,652,013	$ 13,652,013
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	531,440	531,440
TOTAL MONEY MARKET FUNDS (Cost $14,183,453)		14,183,453
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $4,000)	$ 4,000	4,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $363,055,810)		357,982,722
NET OTHER ASSETS - (1.9)%		(6,843,617)
NET ASSETS - 100%		$ 351,139,105
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,736,270 or 0.5% of net assets.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,206,290 or 0.3% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,676 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DDI Holding AS 9.3% 1/19/12	3/22/07	$ 81,141
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 709
Barclays Capital, Inc.	113
Credit Suisse Securities (USA) LLC	147
Deutsche Bank Securities, Inc.	1,500
HSBC Securities (USA), Inc.	1,135
Mizuho Securities USA, Inc.	113
Societe Generale, New York Branch	283
$ 4,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 119,669
Fidelity Emerging Markets Equity Central Fund	54,053
Fidelity Securities Lending Cash Central Fund	15,432
Total	$ 189,154
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-money market Fidelity Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ -	$ 11,054,346	$ -	$ 12,353,538	10.8%
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 357,982,722	$ 140,549,904	$ 216,880,990	$ 551,828
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 223,425
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(261,206)
Cost of Purchases	-
Proceeds of Sales	(682)
Amortization/Accretion	2,613
Transfer in/out of Level 3	587,678
Ending Balance	$ 551,828

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations†	6.8%
AAA,AA,A	30.0%
BBB	4.8%
BB	0.5%
B	0.2%
CCC,CC,C	0.1%
Not Rated	0.4%
Equities	53.9%
Short-Term Investments and Net Other Assets	3.3%
100.0%
† Includes FDIC guaranteed corporate securities.

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments of Fidelity's Equity Central Fund.
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $38,189,912 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $504,373 and repurchase agreements of $4,000) - See accompanying schedule: Unaffiliated issuers (cost $337,818,011)	$ 331,445,731
Fidelity Central Funds (cost $25,237,799)	26,536,991
Total Investments (cost $363,055,810)		$ 357,982,722
Cash		56,083
Foreign currency held at value (cost $669,031)		674,553
Receivable for investments sold Regular delivery		16,808,402
Delayed delivery		827,541
Receivable for fund shares sold		438,646
Dividends receivable		625,221
Interest receivable		2,037,178
Distributions receivable from Fidelity Central Funds		18,054
Prepaid expenses		2,330
Receivable from investment adviser for expense reductions		16,057
Other receivables		10,743
Total assets		379,497,530

Liabilities
Payable for investments purchased Regular delivery	$ 19,617,012
Delayed delivery	6,726,395
Payable for fund shares redeemed	1,090,500
Accrued management fee	206,062
Distribution fees payable	313
Other affiliated payables	101,138
Other payables and accrued expenses	85,565
Collateral on securities loaned, at value	531,440
Total liabilities		28,358,425

Net Assets		$ 351,139,105
Net Assets consist of:
Paid in capital		$ 449,956,489
Undistributed net investment income		1,835,749
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(95,564,236)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,088,897)
Net Assets		$ 351,139,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($226,122 ÷ 13,948 shares)	$ 16.21

Maximum offering price per share (100/94.25 of $16.21)	$ 17.20
Class T: Net Asset Value and redemption price per share ($207,035 ÷ 12,777 shares)	$ 16.20

Maximum offering price per share (100/96.50 of $16.20)	$ 16.79
Class B: Net Asset Value, offering price and redemption price per share ($136,904 ÷ 8,458 shares)	$ 16.19

Class C: Net Asset Value, offering price and redemption price per share ($138,468 ÷ 8,554 shares)	$ 16.19

Global Balanced: Net Asset Value, offering price and redemption price per share ($350,323,019 ÷ 21,603,054 shares)	$ 16.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($107,557 ÷ 6,631 shares)	$ 16.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 2,394,093
Interest		2,515,280
Income from Fidelity Central Funds		189,154
		5,098,527
Less foreign taxes withheld		(120,155)
Total income		4,978,372

Expenses
Management fee	$ 1,208,770
Transfer agent fees	526,462
Distribution fees	637
Accounting and security lending fees	87,347
Custodian fees and expenses	195,315
Independent trustees' compensation	616
Registration fees	107,980
Audit	48,101
Legal	732
Miscellaneous	3,138
Total expenses before reductions	2,179,098
Expense reductions	(81,898)	2,097,200
Net investment income (loss)		2,881,172
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(49,213,805)
Foreign currency transactions	(368,166)
Futures contracts	114,897
Total net realized gain (loss)		(49,467,074)
Change in net unrealized appreciation (depreciation) on: Investment securities	42,369,788
Assets and liabilities in foreign currencies	263,620
Total change in net unrealized appreciation (depreciation)		42,633,408
Net gain (loss)		(6,833,666)
Net increase (decrease) in net assets resulting from operations		$ (3,952,494)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,881,172	$ 7,618,899
Net realized gain (loss)	(49,467,074)	(41,907,066)
Change in net unrealized appreciation (depreciation)	42,633,408	(91,610,439)
Net increase (decrease) in net assets resulting from operations	(3,952,494)	(125,898,606)
Distributions to shareholders from net investment income	(7,712,596)	(5,015,376)
Distributions to shareholders from net realized gain	(3,450,371)	(27,812,540)
Total distributions	(11,162,967)	(32,827,916)
Share transactions - net increase (decrease)	20,965,185	132,695,430
Redemption fees	10,235	48,708
Total increase (decrease) in net assets	5,859,959	(25,982,384)

Net Assets
Beginning of period	345,279,146	371,261,530
End of period (including undistributed net investment income of $1,835,749 and undistributed net investment income of $6,726,768, respectively)	$ 351,139,105	$ 345,279,146

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.13
Net asset value, end of period	$ 16.21
Total ReturnB, C, D	7.49%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.63%A
Expenses net of fee waivers, if any	1.50%A
Expenses net of all reductions	1.50%A
Net investment income (loss)	1.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 226
Portfolio turnover rateG	281%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.12
Net asset value, end of period	$ 16.20
Total ReturnB, C, D	7.43%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.82%A
Expenses net of fee waivers, if any	1.75%A
Expenses net of all reductions	1.74%A
Net investment income (loss)	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 207
Portfolio turnover rateG	281%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.11
Net asset value, end of period	$ 16.19
Total ReturnB, C, D	7.36%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.28%A
Expenses net of fee waivers, if any	2.25%A
Expenses net of all reductions	2.25%A
Net investment income (loss)	1.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 137
Portfolio turnover rate G	281%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.11
Net asset value, end of period	$ 16.19
Total ReturnB, C, D	7.36%
Ratios to Average Net Assets F, I
Expenses before reductions	2.28%A
Expenses net of fee waivers, if any	2.25%A
Expenses net of all reductions	2.24%A
Net investment income (loss)	1.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 138
Portfolio turnover rateG	281%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.94	$ 25.40	$ 23.08	$ 21.95	$ 19.69	$ 18.06
Income from Investment Operations
Net investment income (loss) D	.13	.40	.35	.28	.17G	.10H
Net realized and unrealized gain (loss)	(.30)	(6.70)	4.27	2.66	2.54	1.85
Total from investment operations	(.17)	(6.30)	4.62	2.94	2.71	1.95
Distributions from net investment income	(.38)	(.33)	(.20)	(.14)	(.13)	(.32)
Distributions from net realized gain	(.17)	(1.83)	(2.10)	(1.67)	(.32)	-
Total distributions	(.55)	(2.16)	(2.30)	(1.81)	(.45)	(.32)
Redemption fees added to paid in capitalD, J	-	-	-	-	-	-
Net asset value, end of period	$ 16.22	$ 16.94	$ 25.40	$ 23.08	$ 21.95	$ 19.69
Total ReturnB, C	(.91)%	(26.96)%	21.83%	14.23%	13.92%	10.93%
Ratios to Average Net AssetsE, I
Expenses before reductions	1.29%A	1.13%	1.14%	1.18%	1.17%	1.20%
Expenses net of fee waivers, if any	1.25%A	1.13%	1.14%	1.18%	1.17%	1.20%
Expenses net of all reductions	1.25%A	1.11%	1.12%	1.14%	1.15%	1.19%
Net investment income (loss)	1.71%A	1.88%	1.55%	1.27%	.80%G	.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 350,323	$ 345,279	$ 371,262	$ 260,144	$ 191,247	$ 137,619
Portfolio turnover rateF	281%A	264%	169%	208%	95%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

H Net investment income per share includes approximately $.05 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .26%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.14
Net asset value, end of period	$ 16.22
Total Return B, C	7.56%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.23%A
Expenses net of fee waivers, if any	1.23%A
Expenses net of all reductions	1.22%A
Net investment income (loss)	2.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108
Portfolio turnover rateF	281%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Global Balanced and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Global Balanced on February 19, 2009. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 24,641,829
Unrealized depreciation	(36,787,627)
Net unrealized appreciation (depreciation)	$ (12,145,798)
Cost for federal income tax purposes	$ 370,128,520

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, will be retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock and bond market and to fluctuations in interest rates values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities and U.S. government securities, aggregated $412,232,077 and $387,299,282, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 65	$ 49
Class T	.25%	.25%	140	100
Class B	.75%	.25%	216	212
Class C	.75%	.25%	216	216
			$ 637	$ 577

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49
Class T	238
$ 287

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 77.29
Class T	75.27
Class B	64.29
Class C	61.28
Global Balanced	526,137.31
Institutional Class	48.24
	$ 526,462

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,731 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,042 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $15,432.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 35
Class T	1.75%	20
Class B	2.25%	7
Class C	2.25%	7
Global Balanced	1.25%	73,462
		$ 73,531

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,367 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Global Balanced	7,712,596	5,015,376
From net realized gain
Global Balanced	3,450,371	27,812,540

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009A	Year ended October 31, 2008	Six months ended April 30, 2009A	Year ended October 31, 2008
Class A
Shares sold	13,948	-	$ 215,411	$ -
Class T
Shares sold	12,777	-	$ 194,556	$ -
Class B
Shares sold	8,458	-	$ 128,429	$ -
Class C
Shares sold	8,557	-	$ 130,000	$ -
Shares redeemed	(3)	-	(43)	-
Net increase (decrease)	8,554	-	$ 129,957	$ -
Global Balanced
Shares sold	4,993,137	12,310,512	$ 79,168,876	$ 263,385,231
Reinvestment of distributions	673,127	1,384,069	10,621,946	31,418,376
Shares redeemed	(4,442,109)	(7,932,619)	(69,593,990)	(162,108,177)
Net increase (decrease)	1,224,155	5,761,962	$ 20,196,832	$ 132,695,430
Institutional Class
Shares sold	6,631	-	$ 100,000	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares)
to April 30, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Company

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GBL-USAN-0609
1.848652.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Global Balanced
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Global Balanced Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Class A	1.50%
Actual		$ 1,000.00	$ 1,074.90	$ 3.03B
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50C
Class T	1.75%
Actual		$ 1,000.00	$ 1,074.30	$ 3.53B
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75C
Class B	2.25%
Actual		$ 1,000.00	$ 1,073.60	$ 4.54B
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23C
Class C	2.25%
Actual		$ 1,000.00	$ 1,073.60	$ 4.54B
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23C
Global Balanced	1.25%
Actual		$ 1,000.00	$ 990.90	$ 6.17B
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26C
Institutional Class	1.23%
Actual		$ 1,000.00	$ 1,075.60	$ 2.48B
Hypothetical A		$ 1,000.00	$ 1,018.70	$ 6.16C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Global Balanced and multiplied by 71/365 (to reflect the period February 19, 2009 to April 30, 2009) for Class A, Class T, Class B, Class C, and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of April 30, 2009
United States of America 37.5%
Japan 19.5%
United Kingdom 6.9%
France 6.7%
Germany 5.8%
Canada 3.1%
Australia 2.6%
Switzerland 2.0%
Netherlands 1.7%
Other 14.2%

As of October 31, 2008
United States of America 38.1%
Japan 22.9%
Germany 10.2%
United Kingdom 7.0%
France 3.1%
Canada 3.1%
Switzerland 2.7%
Australia 2.5%
Italy 1.6%
Other 8.8%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	53.9	51.7
Bonds	41.9	40.5
Convertible Securities	0.8	0.0
Other Investments	0.1	0.2
Short-Term Investments and Net Other Assets	3.3	7.6
Top Five Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.) (United States of America)	1.2	1.6
Union Pacific Corp. (United States of America)	1.1	2.1
JPMorgan Chase & Co. (United States of America)	1.1	0.0
QUALCOMM, Inc. (United States of America)	1.1	0.7
Total SA sponsored ADR (France)	1.0	0.4
	5.5
Top Five Bond Issuers as of April 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	11.6	12.4
U.S. Treasury Obligations	4.8	3.4
German Federal Republic	3.6	7.9
French Republic	3.4	1.0
Fannie Mae	1.6	1.5
	25.0
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.9	18.6
Information Technology	10.0	7.0
Consumer Discretionary	7.3	5.3
Industrials	5.8	5.9
Energy	5.9	3.9
Materials	6.0	2.6
Health Care	4.5	7.4
Consumer Staples	4.6	6.6
Telecommunication Services	3.7	1.6
Utilities	1.8	2.0

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 50.4%
	Shares	Value
Australia - 2.4%
AMP Ltd.	173,694	$ 655,460
ASX Ltd.	22,866	543,998
BHP Billiton Ltd.	52,834	1,276,956
Billabong International Ltd.	18,324	139,896
Coca-Cola Amatil Ltd.	27,663	183,840
Commonwealth Bank of Australia	26,971	688,529
Computershare Ltd.	89,690	596,052
CSL Ltd.	10,245	256,399
Harvey Norman Holdings Ltd.	120,866	261,887
Lion Nathan Ltd.	85,928	732,870
Origin Energy Ltd.	24,115	285,629
QBE Insurance Group Ltd.	35,007	554,634
Rio Tinto Ltd.	4,787	224,257
Telstra Corp. Ltd.	191,418	463,469
Wesfarmers Ltd.	40,490	666,528
Woolworths Ltd.	40,230	781,593
TOTAL AUSTRALIA		8,311,997
Belgium - 0.2%
Anheuser-Busch InBev NV	18,980	580,866
Anheuser-Busch InBev NV (strip VVPR) (a)	9,280	24
Gimv NV	1,900	94,770
Umicore SA	9,900	193,972
TOTAL BELGIUM		869,632
Bermuda - 0.1%
Seadrill Ltd.	7,800	83,235
Signet Jewelers Ltd. (United Kingdom)	14,200	224,854
TOTAL BERMUDA		308,089
Brazil - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	10,800	291,384
Canada - 2.1%
Agnico-Eagle Mines Ltd. (Canada)	1,500	66,311
Agrium, Inc.	1,100	47,199
ARC Energy Trust unit	1,000	12,990
Astral Media, Inc. Class A (non-vtg.)	400	10,566
Bank of Montreal	3,300	109,239
Bank of Nova Scotia	6,100	173,504
Barrick Gold Corp.	7,900	228,741
BCE, Inc.	7,200	153,926
Common Stocks - continued
	Shares	Value
Canada - continued
Bombardier, Inc. Class B (sub. vtg.)	20,200	$ 63,990
Brookfield Asset Management, Inc. Class A	6,000	91,917
Cameco Corp.	3,000	68,887
Canadian Imperial Bank of Commerce	4,100	184,066
Canadian National Railway Co.	6,200	250,650
Canadian Natural Resources Ltd.	5,300	244,335
Canadian Oil Sands Trust	3,500	72,273
Canadian Pacific Railway Ltd.	2,300	82,305
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	43,369
CGI Group, Inc. Class A (sub. vtg.) (a)	4,300	38,126
CI Financial Corp.	1,500	19,736
Corus Entertainment, Inc. Class B (non-vtg.)	400	5,330
Crescent Point Energy Trust	2,400	56,578
Emera, Inc.	2,300	38,088
Enbridge, Inc.	5,400	166,763
EnCana Corp.	6,500	297,913
Finning International, Inc.	1,600	19,067
First Quantum Minerals Ltd.	2,200	85,087
Fortis, Inc.	4,500	83,532
George Weston Ltd.	700	34,746
Goldcorp, Inc.	8,600	235,099
Husky Energy, Inc.	3,000	72,684
IGM Financial, Inc.	1,300	38,752
Imperial Oil Ltd.	3,400	121,525
ING Canada, Inc.	2,800	81,096
Keyera Facilities Income Fund	2,400	31,035
Kinross Gold Corp.	8,400	129,458
Loblaw Companies Ltd.	1,200	32,332
Manulife Financial Corp.	14,700	250,328
Metro, Inc. Class A (sub. vtg.)	1,000	31,008
Nexen, Inc.	6,200	118,051
Niko Resources Ltd.	600	30,366
Open Text Corp. (a)	200	6,587
Petro-Canada	3,600	113,619
Petrobank Energy & Resources Ltd. (a)	11,100	238,605
Potash Corp. of Saskatchewan, Inc.	2,500	214,750
Power Corp. of Canada (sub. vtg.)	4,700	87,875
Power Financial Corp.	1,500	30,006
Research In Motion Ltd. (a)	4,400	305,800
RioCan (REIT)	4,100	47,004
Rogers Communications, Inc. Class B (non-vtg.)	7,200	176,915
Royal Bank of Canada	14,900	528,196
Common Stocks - continued
	Shares	Value
Canada - continued
Shaw Communications, Inc. Class B	3,900	$ 60,465
Shoppers Drug Mart Corp.	2,800	101,253
SNC-Lavalin Group, Inc.	1,400	40,771
Sun Life Financial, Inc.	2,700	63,130
Suncor Energy, Inc.	15,600	392,598
Talisman Energy, Inc.	10,400	130,300
Teck Resources Ltd. Class B (sub. vtg.)	5,700	59,854
TELUS Corp.	1,300	31,758
Toronto-Dominion Bank	9,500	374,984
TransCanada Corp.	7,300	182,186
Uni-Select, Inc.	3,200	74,419
Yamana Gold, Inc.	6,000	47,065
TOTAL CANADA		7,229,108
Cayman Islands - 0.0%
China Dongxiang Group Co. Ltd.	178,000	86,445
Real Gold Mining Ltd.	68,500	49,900
TOTAL CAYMAN ISLANDS		136,345
China - 0.3%
Changyou.com Ltd. (A Shares) ADR	7,800	239,850
Tencent Holdings Ltd.	74,800	661,128
TOTAL CHINA		900,978
Denmark - 0.2%
Genmab AS (a)	5,000	192,694
Novo Nordisk AS:
Series B	8,600	409,174
Series B sponsored ADR	2,400	114,024
Vestas Wind Systems AS (a)	2,200	142,798
TOTAL DENMARK		858,690
Finland - 0.2%
Nokia Corp.	30,900	438,771
Nokia Corp. sponsored ADR	13,100	185,234
Nokian Tyres PLC	7,768	122,640
Stora Enso Oyj (R Shares)	14,900	85,025
TOTAL FINLAND		831,670
France - 2.4%
Accor SA	2,800	118,441
AXA SA	22,700	381,297
BNP Paribas SA	11,700	615,770
Common Stocks - continued
	Shares	Value
France - continued
Bouygues SA	7,100	$ 302,805
Danone	6,800	323,368
Essilor International SA	5,700	245,515
GDF Suez	8,100	288,990
L'Oreal SA	3,000	214,561
PPR SA	5,000	382,964
Renault SA	6,800	217,982
Sanofi-Aventis	11,100	637,577
Schneider Electric SA	4,800	365,176
Societe Generale Series A	3,200	163,504
Total SA sponsored ADR	73,300	3,644,476
Unibail-Rodamco	2,300	342,898
Vallourec SA	1,000	109,273
TOTAL FRANCE		8,354,597
Germany - 1.9%
Allianz AG (Reg.)	1,100	99,657
Bayerische Motoren Werke AG (BMW)	12,200	418,527
Daimler AG (Reg.) (f)	10,700	382,005
Deutsche Bank AG	4,000	209,724
Deutsche Bank AG (NY Shares)	30,500	1,599,115
Deutsche Boerse AG	3,500	256,148
Deutsche Post AG	9,800	112,065
E.ON AG	22,300	747,236
Fresenius Medical Care AG & Co. KGaA	5,800	225,502
Fresenius SE	3,900	159,836
MAN AG	2,500	153,525
Munich Re Group (Reg.)	4,100	560,628
RWE AG	3,000	214,027
Salzgitter AG	1,000	70,493
SAP AG	8,900	338,997
SAP AG sponsored ADR	2,600	99,034
Siemens AG (Reg.)	9,800	655,943
Wincor Nixdorf AG	6,000	297,968
TOTAL GERMANY		6,600,430
Hong Kong - 0.7%
BOC Hong Kong Holdings Ltd.	70,500	99,573
Esprit Holdings Ltd.	101,800	623,754
Hang Seng Bank Ltd.	35,900	397,905
Hong Kong Exchange & Clearing Ltd.	10,600	122,095
Hutchison Whampoa Ltd.	34,000	200,259
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Li & Fung Ltd.	126,000	$ 353,986
Sun Hung Kai Properties Ltd.	37,000	382,497
Swire Pacific Ltd. (A Shares)	40,000	312,675
TOTAL HONG KONG		2,492,744
Ireland - 0.2%
CRH PLC	17,357	451,111
Ryanair Holdings PLC sponsored ADR (a)	8,000	218,800
TOTAL IRELAND		669,911
Italy - 0.5%
ENI SpA sponsored ADR	14,000	597,660
Fiat SpA	43,600	426,137
Intesa Sanpaolo SpA	178,900	569,799
TOTAL ITALY		1,593,596
Japan - 6.7%
Aisin Seiki Co. Ltd.	18,500	380,020
Aoyama Trading Co. Ltd.	9,700	139,590
Astellas Pharma, Inc.	14,600	474,870
Benesse Corp.	5,700	218,191
Bridgestone Corp.	18,000	268,373
Canon, Inc.	19,700	589,686
Capcom Co. Ltd.	11,100	193,645
Central Japan Ry Co.	28	166,007
Citizen Holdings Co. Ltd.	57,400	262,673
Daicel Chemical Industries Ltd.	48,000	201,734
Dainippon Screen Manufacturing Co. Ltd.	57,000	125,405
Daiwa House Industry Co. Ltd.	89,000	777,476
Denso Corp.	27,200	643,140
Doutor Nichires Holdings Co., Ltd.	9,300	114,571
eAccess Ltd.	291	190,618
East Japan Railway Co.	10,900	614,364
Fuji Machine Manufacturing Co. Ltd.	10,500	94,171
Hitachi Ltd.	81,000	283,112
Hitachi Transport System Ltd.	11,200	114,891
Inpex Corp.	14	89,114
Kobayashi Pharmaceutical Co. Ltd.	7,300	237,511
Konica Minolta Holdings, Inc.	35,500	293,324
Kubota Corp.	31,000	186,371
Kuraray Co. Ltd.	23,500	202,249
Maeda Road Construction Co. Ltd.	21,000	175,037
Matsumotokiyoshi Holdings Co. Ltd.	11,800	205,050
Common Stocks - continued
	Shares	Value
Japan - continued
Meiji Holdings Co. Ltd. (a)	74	$ 2,280
Mitsubishi Gas Chemical Co., Inc.	68,000	317,850
Mitsubishi UFJ Financial Group, Inc.	242,400	1,322,595
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,170	258,431
Mitsui & Co. Ltd.	28,400	301,303
Mitsui Chemicals, Inc.	48,000	143,389
Mitsui O.S.K. Lines Ltd.	57,000	325,808
Mitsui Sumitomo Insurance Group Holdings, Inc.	27,100	739,572
Mizuho Trust & Banking Co. Ltd.	147,000	152,865
Nichicon Corp.	26,100	250,518
Nippon Building Fund, Inc.	30	243,803
Nippon Electric Glass Co. Ltd.	68,000	553,487
Nippon Mining Holdings, Inc.	23,000	104,461
Nippon Steel Corp.	66,000	221,956
Nippon Television Network Corp.	4,540	435,312
Nissan Motor Co. Ltd.	97,100	506,941
Nissin Food Holdings Co. Ltd.	10,800	293,585
Nomura Holdings, Inc.	37,500	226,353
Nomura Real Estate Office Fund, Inc.	30	155,484
NTT DoCoMo, Inc.	682	951,897
Obayashi Corp.	77,000	378,144
Okinawa Cellular Telephone Co.	69	110,755
Osaka Securities Exchange Co. Ltd.	74	235,090
Panasonic Electric Works Co., Ltd.	30,000	244,174
Park24 Co. Ltd.	35,000	270,190
Rakuten, Inc.	614	312,449
Ricoh Co. Ltd.	8,000	98,936
Sankyo Co. Ltd. (Gunma)	4,800	243,556
Sega Sammy Holdings, Inc.	21,200	191,957
Seven & i Holdings Co., Ltd.	22,800	515,334
Shinko Electric Industries Co.Ltd.	21,200	209,091
Shionogi & Co. Ltd.	9,000	154,877
SMC Corp.	3,600	353,238
Sony Corp.	32,400	842,095
Square Enix Holdings Co. Ltd.	2,700	48,600
Stanley Electric Co. Ltd.	15,600	221,588
Sumco Corp.	14,500	213,091
Sumitomo Corp.	48,200	419,665
Sumitomo Electric Industries Ltd.	68,000	662,620
Sumitomo Mitsui Financial Group, Inc.	4,000	138,760
Sumitomo Trust & Banking Co. Ltd.	47,000	196,730
Taiheiyo Cement Corp.	92,000	161,559
Common Stocks - continued
	Shares	Value
Japan - continued
Taiyo Yuden Co. Ltd.	24,000	$ 184,614
THK Co. Ltd.	7,800	108,203
Toda Corp.	57,000	186,751
Tohokushinsha Film Corp.	12,600	86,982
Tokuyama Corp.	65,000	387,705
Tokyo Electric Power Co.	2,500	58,579
Tokyo Electron Ltd.	800	36,593
Tokyo Gas Co. Ltd.	60,000	227,530
Tokyo Ohka Kogyo Co. Ltd.	7,900	133,692
Tosoh Corp.	91,000	209,072
Toyota Motor Corp.	26,300	1,041,185
TOTAL JAPAN		23,632,488
Netherlands - 0.6%
Akzo Nobel NV	5,500	229,950
ASML Holding NV:
(Netherlands)	8,400	176,220
(NY Shares)	16,000	338,400
James Hardie Industries NV unit	96,422	322,499
Koninklijke Ahold NV	33,400	365,838
Koninklijke KPN NV	48,000	576,918
TOTAL NETHERLANDS		2,009,825
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	16,000	783,840
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	30,000	25,341
DnB Nor ASA	32,200	200,390
Pronova BioPharma ASA (a)	16,900	42,388
TOTAL NORWAY		268,119
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	72,428	157,987
Oil Search Ltd.	124,844	465,671
TOTAL PAPUA NEW GUINEA		623,658
Singapore - 0.4%
CapitaCommercial Trust (REIT)	310,000	179,027
CapitaLand Ltd.	205,500	383,100
Keppel Corp. Ltd.	21,000	84,823
Olam International Ltd.	114,000	136,292
Common Stocks - continued
	Shares	Value
Singapore - continued
Raffles Education Corp. Ltd.	682,000	$ 200,385
United Overseas Bank Ltd.	67,000	520,432
TOTAL SINGAPORE		1,504,059
South Africa - 0.1%
MTN Group Ltd.	18,100	235,065
Spain - 0.6%
Banco Santander SA	26,800	254,627
Iberdrola SA	61,400	483,386
Inditex SA (f)	7,600	323,961
Telefonica SA sponsored ADR	18,900	1,063,881
TOTAL SPAIN		2,125,855
Sweden - 0.2%
H&M Hennes & Mauritz AB (B Shares)	12,850	571,984
Lundin Petroleum AB (a)	21,800	141,737
Telefonaktiebolaget LM Ericsson (B Shares)	14,000	118,895
TOTAL SWEDEN		832,616
Switzerland - 2.0%
ABB Ltd. (Reg.)	6,866	97,172
Actelion Ltd. (Reg.) (a)	5,012	228,285
Credit Suisse Group (Reg.)	16,456	629,953
Nestle SA (Reg.)	43,182	1,407,222
Nobel Biocare Holding AG (Switzerland)	7,585	154,589
Noble Corp.	39,000	1,065,870
Novartis AG (Reg.)	9,750	368,924
Roche Holding AG (participation certificate)	7,517	947,676
Schindler Holding AG (participation certificate)	3,211	168,288
Sonova Holding AG	2,705	174,986
UBS AG:
(For. Reg.)	30,086	413,168
(NY Shares)	12,345	168,386
Weatherford International Ltd. (a)	40,000	665,200
Zurich Financial Services AG (Reg.)	2,474	459,624
TOTAL SWITZERLAND		6,949,343
Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	42,000	443,940
United Kingdom - 4.1%
Aberdeen Asset Management PLC	90,900	176,212
Aegis Group PLC	105,200	140,783
Common Stocks - continued
	Shares	Value
United Kingdom - continued
AstraZeneca PLC (United Kingdom)	14,800	$ 518,034
Autonomy Corp. PLC (a)	8,500	178,256
BAE Systems PLC	57,600	302,877
Barclays PLC	113,000	458,619
Barratt Developments PLC	18,600	37,960
Bellway PLC	20,700	217,999
BG Group PLC	51,400	820,441
BHP Billiton PLC	19,900	412,870
Bovis Homes Group PLC	30,200	204,447
BP PLC	76,300	538,984
BP PLC sponsored ADR	11,000	467,060
British Land Co. PLC	13,400	84,522
Burberry Group PLC	38,300	227,888
Cairn Energy PLC (a)	5,500	172,377
Capita Group PLC	26,100	263,059
easyJet PLC (a)	15,200	70,636
Experian PLC	50,400	331,742
HSBC Holdings PLC sponsored ADR	32,550	1,158,780
Imperial Tobacco Group PLC	15,200	346,677
Informa PLC	34,900	152,481
InterContinental Hotel Group PLC	18,800	178,549
Kesa Electricals PLC	110,000	214,358
Man Group PLC	81,200	300,024
Marks & Spencer Group PLC	32,600	161,448
NEXT PLC	6,200	148,238
Persimmon PLC	59,200	330,077
Prudential PLC	73,300	421,147
Reckitt Benckiser Group PLC	12,700	498,354
Redrow PLC	62,800	184,893
Rio Tinto PLC (Reg.)	18,000	731,090
Royal Dutch Shell PLC Class A (United Kingdom)	43,100	991,904
SSL International PLC	36,600	256,504
Standard Chartered PLC (United Kingdom)	33,059	511,208
Tesco PLC	56,000	277,366
Tomkins PLC	73,700	188,082
Vodafone Group PLC	289,000	530,974
Vodafone Group PLC sponsored ADR	32,200	590,870
Wolseley PLC	17,916	321,199
Xstrata PLC	39,900	351,633
TOTAL UNITED KINGDOM		14,470,622
Common Stocks - continued
	Shares	Value
United States of America - 23.8%
3M Co.	10,000	$ 576,000
Albemarle Corp.	5,000	134,100
Allergan, Inc.	1,900	88,654
Amazon.com, Inc. (a)	6,100	491,172
American Eagle Outfitters, Inc.	13,000	192,660
American Express Co.	7,000	176,540
Apple, Inc. (a)	25,500	3,208,665
Ashland, Inc.	8,000	175,680
AutoNation, Inc. (a)	21,000	371,910
AutoZone, Inc. (a)	500	83,195
Avnet, Inc. (a)	127,400	2,788,786
Baker Hughes, Inc.	3,000	106,740
Bank of America Corp.	46,600	416,138
Bemis Co., Inc.	2,000	48,080
Biogen Idec, Inc. (a)	12,300	594,582
BorgWarner, Inc.	79,500	2,301,525
Boston Private Financial Holdings, Inc.	13,000	59,930
Burlington Northern Santa Fe Corp.	10,800	728,784
Caterpillar, Inc.	12,000	426,960
Celanese Corp. Class A	49,000	1,021,160
Cephalon, Inc. (a)	17,700	1,161,297
Charles Schwab Corp.	9,000	166,320
Chevron Corp.	17,200	1,136,920
Cisco Systems, Inc. (a)	114,200	2,206,344
CME Group, Inc.	1,400	309,890
Coach, Inc.	18,100	443,450
Comcast Corp. Class A (special) (non-vtg.)	10,000	146,800
CSX Corp.	3,000	88,770
Dendreon Corp. (a)	7,000	148,400
Dow Chemical Co.	15,000	240,000
Eaton Corp.	29,000	1,270,200
Express Scripts, Inc. (a)	45,000	2,878,650
Fidelity National Financial, Inc. Class A	62,000	1,124,060
FMC Corp.	24,800	1,208,504
Ford Motor Co. (a)	48,000	287,040
Freeport-McMoRan Copper & Gold, Inc. Class B	25,900	1,104,635
General Electric Co.	86,100	1,089,165
Gilead Sciences, Inc. (a)	71,000	3,251,800
Goldman Sachs Group, Inc.	7,300	938,050
Google, Inc. Class A (sub. vtg.) (a)	10,200	4,038,894
Hewitt Associates, Inc. Class A (a)	18,000	564,480
Illinois Tool Works, Inc.	9,000	295,200
Common Stocks - continued
	Shares	Value
United States of America - continued
International Business Machines Corp.	9,000	$ 928,890
JCPenney Co., Inc.	6,000	184,140
JPMorgan Chase & Co.	117,300	3,870,900
KLA-Tencor Corp.	9,000	249,660
Kohl's Corp. (a)	15,000	680,250
Lam Research Corp. (a)	28,000	780,640
Las Vegas Sands Corp. (a)	12,000	93,840
Louisiana-Pacific Corp.	53,000	215,710
Marriott International, Inc. Class A	16,000	376,960
McDonald's Corp.	7,000	373,030
McGraw-Hill Companies, Inc.	15,000	452,250
Mead Johnson Nutrition Co. Class A	2,700	76,275
Microsoft Corp.	13,000	263,380
Molson Coors Brewing Co. Class B	3,200	122,400
Morgan Stanley	107,300	2,536,572
National Oilwell Varco, Inc. (a)	3,000	90,840
Nordstrom, Inc.	7,000	158,410
Norfolk Southern Corp.	4,000	142,720
Novellus Systems, Inc. (a)	31,000	559,860
O'Reilly Automotive, Inc. (a)	7,000	271,950
Occidental Petroleum Corp.	2,000	112,580
Omnicom Group, Inc.	1,000	31,470
Oracle Corp.	105,000	2,030,700
Owens-Illinois, Inc. (a)	6,000	146,340
PACCAR, Inc.	28,200	999,408
Packaging Corp. of America	9,000	142,830
Pactiv Corp. (a)	3,000	65,580
Parker Hannifin Corp.	7,000	317,450
Patterson-UTI Energy, Inc.	13,000	165,230
Philip Morris International, Inc.	20,000	724,000
PNC Financial Services Group, Inc.	7,000	277,900
Procter & Gamble Co.	6,000	296,640
Pulte Homes, Inc.	7,400	85,174
QUALCOMM, Inc.	90,100	3,813,032
Quidel Corp. (a)	4,200	48,888
Qwest Communications International, Inc.	57,000	221,730
Raytheon Co. warrants 6/16/11 (a)	112	1,187
Rock-Tenn Co. Class A	6,000	226,560
Rockwell Automation, Inc.	2,000	63,180
Rosetta Stone, Inc.	800	23,960
Sealed Air Corp.	28,000	533,680
Simon Property Group, Inc.	9,000	464,400
Common Stocks - continued
	Shares	Value
United States of America - continued
Southwestern Energy Co. (a)	26,000	$ 932,360
Sprint Nextel Corp. (a)	430,800	1,878,288
Temple-Inland, Inc.	248,000	2,961,120
Tenet Healthcare Corp. (a)	40,000	90,000
Teradyne, Inc. (a)	75,000	445,500
The Coca-Cola Co.	53,200	2,290,260
The DIRECTV Group, Inc. (a)	52,900	1,308,217
The Travelers Companies, Inc.	8,000	329,120
The Walt Disney Co.	13,000	284,700
Tiffany & Co., Inc.	3,700	107,078
Tim Hortons, Inc.	2,200	53,438
TJX Companies, Inc.	27,000	755,190
Union Pacific Corp.	79,100	3,886,974
Varian Semiconductor Equipment Associates, Inc. (a)	18,300	468,297
Virgin Media, Inc.	10,500	81,060
Visa, Inc.	23,000	1,494,080
Wal-Mart Stores, Inc.	26,600	1,340,640
Walgreen Co.	13,000	408,590
Wells Fargo & Co.	111,500	2,231,115
Wilmington Trust Corp., Delaware	56,000	812,560
Wyndham Worldwide Corp.	8,000	93,440
TOTAL UNITED STATES OF AMERICA		83,562,753
TOTAL COMMON STOCKS (Cost $178,452,756)		176,891,354
Nonconvertible Preferred Stocks - 0.0%

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares) (Cost $38,040)	36,200	32,331
Corporate Bonds - 13.9%
		Principal Amount (e)
Convertible Bonds - 0.8%
Bermuda - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12		$ 500,000	695,850
Luxembourg - 0.1%
ArcelorMittal SA 5% 5/15/14		390,000	402,741
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
United States of America - 0.5%
Alcoa, Inc. 5.25% 3/15/14		$ 80,000	$ 126,200
Johnson Controls, Inc. 6.5% 9/30/12		280,000	503,752
Micron Technology, Inc. 4.25% 10/15/13		140,000	163,100
Sunpower Corp. 4.75% 4/15/14		230,000	270,779
Textron, Inc. 4.5% 5/1/13		140,000	151,802
United States Steel Corp. 4% 5/15/14		330,000	352,275
TOTAL UNITED STATES OF AMERICA			1,567,908
TOTAL CONVERTIBLE BONDS			2,666,499
Nonconvertible Bonds - 13.1%
Australia - 0.2%
Didon Tunisia Pty. Ltd. 4.8259% 3/13/12 (g)(j)		100,000	50,000
Fairfax Media Group Finance Pty Ltd. 5.25% 6/15/12	EUR	250,000	201,719
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	397,455
TOTAL AUSTRALIA			649,174
Belgium - 0.1%
Anheuser-Busch InBev NV 8.625% 1/30/17	EUR	200,000	286,315
Fortis Banque SA 4.625% (Reg. S) (j)	EUR	150,000	73,256
TOTAL BELGIUM			359,571
Bermuda - 0.1%
Holcim GB Finance Ltd. 8.75% 4/24/17	GBP	250,000	374,488
MPF Corp. (Norway) AS 0% 9/20/11 (d)(g)(j)		300,000	3,000
Northern Offshore Ltd. 5.8259% 6/14/10 (g)(j)		100,000	45,000
TOTAL BERMUDA			422,488
Canada - 0.5%
Ontario Province 4.2% 3/8/18	CAD	1,800,000	1,520,432
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	250,000	239,519
TOTAL CANADA			1,759,951
Cayman Islands - 0.2%
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	393,190
MUFG Capital Finance 5 Ltd. 6.299% (j)	GBP	100,000	75,345
PetroProd Ltd. 7.1494% 1/12/12 (g)(j)		200,000	20,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
Cayman Islands - continued
SMFG Finance Ltd. 6.164% (j)	GBP	$ 75,000	$ 40,318
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	201,831
TOTAL CAYMAN ISLANDS			730,684
Cyprus - 0.1%
Colgrade Ltd. 8.25% 6/28/10		380,000	116,897
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	100,000	68,161
Remedial Cyprus PCL 6.4819% 3/28/12 (g)(j)		200,000	66,000
TOTAL CYPRUS			251,058
Denmark - 0.0%
DONG Energy A/S 4.875% 5/7/14 (i)	EUR	100,000	133,845
France - 0.9%
BNP Paribas SA:
1.4506% 11/23/15 (j)		200,000	159,964
8.667% (j)	EUR	100,000	97,884
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (j)	EUR	50,000	23,942
Compagnie de St. Gobain 1.695% 4/11/12 (j)	EUR	175,000	206,516
Credit Logement SA:
2.25% 12/2/49 (j)	EUR	150,000	86,309
4.604% (j)	EUR	250,000	128,525
Electricite de France:
6.25% 1/25/21	EUR	300,000	428,052
6.875% 12/12/22	GBP	250,000	410,855
France Telecom SA 5% 5/12/16 (i)	GBP	200,000	293,214
GDF Suez 6.375% 1/18/21	EUR	300,000	434,268
Natixis SA:
1.656% 1/26/17 (j)	EUR	100,000	66,456
6.307% (j)	EUR	100,000	41,796
Societe Generale 1.932% 6/7/17 (j)	EUR	100,000	97,291
Veolia Environnement 6.125% 10/29/37	GBP	200,000	263,519
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	285,837
TOTAL FRANCE			3,024,428
Germany - 0.2%
Bayer AG 5.625% 5/23/18	GBP	150,000	220,944
Commerzbank AG 5% 2/6/14	EUR	200,000	271,087
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
Germany - continued
Deutsche Boerse AG 7.5% 6/13/38 (j)	EUR	$ 200,000	$ 207,791
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	75,000	39,464
TOTAL GERMANY			739,286
Hong Kong - 0.1%
Chong Hing Bank Ltd. 2.25% 12/16/16 (j)		175,000	118,955
Dah Sing Bank Ltd. 2.0144% 6/3/16 (j)		250,000	158,439
Wing Hang Bank Ltd. 6% (j)		260,000	131,661
TOTAL HONG KONG			409,055
India - 0.1%
Export-Import Bank of India 1.1319% 6/7/12 (j)	JPY	40,000,000	344,845
ICICI Bank Ltd. 1.6788% 1/12/10 (Reg. S) (j)		125,000	117,755
TOTAL INDIA			462,600
Ireland - 0.3%
Anglo Irish Bank Corp. PLC 1.864% 6/19/17 (j)	EUR	100,000	36,521
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	305,285	132,250
Bank of Ireland UK Holdings PLC 7.4% (j)	EUR	185,000	79,530
Irish Nationwide Building Society 2.052% 5/18/09 (j)	EUR	300,000	396,337
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	3,800,000	111,006
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	315,476
TOTAL IRELAND			1,071,120
Italy - 0.4%
Banca Italease SpA 2.301% 2/2/10 (j)	EUR	400,000	496,269
Banca Popolare di Milano 9% (j)	EUR	200,000	156,085
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	150,000	138,573
Intesa Sanpaolo SpA 6.375% 11/12/17 (j)	GBP	150,000	192,413
Telecom Italia SpA:
6.75% 3/21/13	EUR	150,000	199,356
8.25% 3/21/16	EUR	200,000	275,353
TOTAL ITALY			1,458,049
Korea (South) - 0.1%
Woori Bank 6.025% 3/13/14 (Reg. S) (j)		250,000	219,272
Luxembourg - 0.5%
ArcelorMittal SA 6.125% 6/1/18		300,000	241,757
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	$ 100,000	$ 119,279
7.51% 7/31/13 (Reg S.)		200,000	178,302
Glencore Finance (Europe) SA:
6.5% 2/27/19	GBP	200,000	167,459
7.125% 4/23/15	EUR	150,000	131,736
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (j)		500,000	350,000
Russian Standard Finance SA 6.825% 9/16/09	EUR	150,000	174,603
Slavinvestbank LLC 9.875% 12/21/09 (Issued by Slavinvest Finance SA for Slavinvestbank LLC)		110,000	49,500
TNK-BP Finance SA 7.5% 7/18/16		250,000	182,248
TOTAL LUXEMBOURG			1,594,884
Netherlands - 1.1%
Asset Repackaging Trust Five BV 8.905% 12/21/11 pay-in-kind (j)	EUR	128,300	130,676
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	325,000	438,912
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	322,748	108,760
Deutsche Telekom International Financial BV 6.5% 4/8/22	GBP	300,000	442,442
E.ON International Finance BV 6.75% 1/27/39	GBP	200,000	311,365
ELM BV 6.5% 4/2/13 (Issued by Elsevier Reed Finance BV for ELM BV)	EUR	300,000	408,920
Eureko BV 5.125% (j)	EUR	200,000	91,534
ING Bank NV 1.3888% 10/14/14 (j)		175,000	144,078
Invitel Holdings NN 9.685% 4/15/13 (Reg. S) (j)	EUR	234,308	62,285
Linde Finance BV 6.75% 12/8/15	EUR	150,000	212,176
Media Nusantara Citra BV 10.75% 9/12/11		148,958	84,400
Rabobank Nederland 4.75% 1/15/18	EUR	450,000	606,458
RWE Finance BV:
5% 2/10/15	EUR	150,000	207,929
6.625% 1/31/19	EUR	150,000	218,295
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (j)	GBP	150,000	157,532
Volkswagen International Finance NV 5.625% 2/9/12	EUR	250,000	344,572
TOTAL NETHERLANDS			3,970,334
Norway - 0.8%
Africa Offshore Services AS 7.2319% 6/29/12 (g)(j)		100,000	25,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
Norway - continued
DDI Holding AS 9.3% 1/19/12 (l)		$ 78,492	$ 37,676
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,006,780
Petrolia Drilling ASA 12% 6/20/12 (g)	NOK	500,000	21,321
ProdJack AS 11.25% 3/8/13 (g)		100,000	21,000
StatoilHydro ASA:
5.25% 4/15/19		250,000	255,748
6.875% 3/11/31	GBP	200,000	320,403
TOTAL NORWAY			2,687,928
Portugal - 0.1%
Banco Comercial Portugues SA 5.625% 4/23/14	EUR	300,000	394,973
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	149,234
Spain - 0.3%
Bancaja Emisiones SA 4.625% (j)	EUR	139,000	56,997
Caja de Ahorros de Valencia, Castellon y Alicante (Bancaja) 4.375% (j)	EUR	100,000	34,392
Mapfre SA 5.921% 7/24/37 (j)	EUR	350,000	273,222
Santander Issuances SA Unipersonal 1.781% 7/25/17 (j)	EUR	150,000	139,534
Telefonica Emisiones SAU:
5.431% 2/3/14	EUR	200,000	276,545
5.496% 4/1/16	EUR	100,000	134,966
5.888% 1/31/14	GBP	100,000	153,675
TOTAL SPAIN			1,069,331
Sweden - 0.1%
Svenska Handelsbanken AB 1.47% 3/15/16 (j)		200,000	153,778
Vattenfall AB 6.875% 4/15/39	GBP	200,000	296,110
TOTAL SWEDEN			449,888
Switzerland - 0.0%
UBS AG London Branch 6.625% 4/11/18	GBP	100,000	146,957
United Arab Emirates - 0.1%
Emirates Bank International PJSC 5.5394% 4/30/12 (j)		229,000	199,047
United Kingdom - 2.4%
3i Group PLC 1.957% 6/8/12 (j)	EUR	300,000	237,385
Bank of Scotland 6.375% 8/16/19	GBP	400,000	411,556
Barclays Bank PLC:
1.4319% 6/27/16 (g)(j)		100,000	76,720
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Barclays Bank PLC: - continued
6.75% 1/16/23 (j)	GBP	$ 300,000	$ 347,477
BAT International Finance PLC 8.125% 11/15/13		200,000	215,930
Broadgate PLC 2.4169% 10/5/25 (j)	GBP	35,750	22,204
Centrica PLC:
7% 9/19/33	GBP	200,000	298,680
7.125% 12/9/13	EUR	250,000	358,720
HSBC Holdings PLC 4.5% 4/30/14	EUR	200,000	267,024
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	201,775
8.375% 2/17/16	EUR	600,000	815,939
Lloyds TSB Bank PLC:
4.385% (j)	EUR	200,000	87,302
6.375% 4/15/14	GBP	200,000	296,562
7.5% 4/15/24	GBP	377,000	544,096
Lloyds TSB Group PLC 6.267% (g)(j)		100,000	28,500
Marks & Spencer PLC 7.125% 12/1/37 (g)		200,000	116,836
Nationwide Building Society:
1.804% 12/22/16 (j)	EUR	150,000	133,749
3.375% 8/17/15 (j)	EUR	455,000	450,817
Northern Rock PLC 1.2019% 10/21/10 (j)		250,000	220,425
Old Mutual PLC 4.5% 1/18/17 (j)	EUR	50,000	26,153
Reed Elsevier Investments PLC 7% 12/11/17	GBP	350,000	513,155
Rexam PLC 4.375% 3/15/13	EUR	250,000	286,137
Rolls-Royce PLC 6.75% 4/30/19	GBP	100,000	150,438
Royal Bank of Scotland PLC:
1.3994% 7/24/14 (j)		200,000	158,408
6.934% 4/9/18	EUR	300,000	308,851
Scottish & Southern Energy PLC 6.25% 8/27/38	GBP	150,000	210,539
Tesco PLC:
5.125% 2/24/15	EUR	150,000	205,905
5.875% 9/12/16	EUR	300,000	421,769
UBS AG Jersey Branch 1.2569% 4/18/16 (j)		100,000	59,335
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	137,996
Ukrsotsbank 8% 2/22/10 (Issued by Credit Suisse First Boston International for Ukrsotsbank)		300,000	210,000
Vodafone Group PLC:
1.5362% 2/27/12 (j)		160,000	147,718
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Vodafone Group PLC: - continued
4.625% 9/8/14	GBP	$ 100,000	$ 148,795
6.25% 1/15/16	EUR	300,000	423,146
TOTAL UNITED KINGDOM			8,540,042
United States of America - 4.3%
Altria Group, Inc.:
8.5% 11/10/13		210,000	232,321
9.25% 8/6/19		400,000	458,034
AT&T, Inc.:
5.875% 4/28/17	GBP	200,000	296,627
7% 4/30/40	GBP	200,000	305,635
BA Covered Bond Issuer 4.125% 4/5/12	EUR	1,700,000	2,147,709
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	55,000	34,678
Bank of America Corp. 5.125% 9/26/14	EUR	250,000	297,268
BSP Finance BV 10.75% 11/1/11		100,000	46,388
Chevron Corp. 4.95% 3/3/19		200,000	204,361
Citigroup, Inc. 4.25% 2/25/30 (j)	EUR	200,000	111,053
COX Communications, Inc. 8.375% 3/1/39 (g)		250,000	242,620
Credit Suisse First Boston New York Branch 5% 5/15/13		400,000	395,011
General Electric Co. 5.25% 12/6/17		200,000	189,260
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	190,002
Goldman Sachs Group, Inc.:
6% 5/1/14		150,000	149,423
6.15% 4/1/18		200,000	188,646
6.5% 10/6/10	EUR	250,000	336,425
HVB Funding Trust VIII 7.055% 3/28/49 (j)	EUR	800,000	473,545
John Deere Capital Corp. 7.5% 1/24/14	EUR	100,000	139,164
JPMorgan Chase & Co. 5.25% 5/8/13	EUR	250,000	328,855
JPMorgan Chase Bank 4.375% 11/30/21 (j)	EUR	300,000	280,680
KeyBank NA:
2.013% 11/21/11 (j)	EUR	50,000	47,513
2.209% 2/9/12 (j)	EUR	220,000	203,203
Lehman Brothers Holdings E-Capital Trust I 3.0187% 8/19/65 (d)(j)		350,000	35
Liberty Mutual Group, Inc. 5.75% 3/15/14 (g)		250,000	191,044
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	291,221
6.15% 4/25/13		500,000	459,700
6.75% 5/21/13	EUR	150,000	180,827
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
United States of America - continued
Morgan Stanley 1.71% 7/20/12 (j)	EUR	$ 430,000	$ 460,600
Pemex Project Funding Master Trust (Reg. S) 5.5% 2/24/25	EUR	300,000	287,797
Pfizer, Inc.:
5.35% 3/15/15		300,000	322,495
6.2% 3/15/19		300,000	322,423
Philip Morris Holland BV 4.25% 3/23/12	EUR	200,000	270,427
Philip Morris International, Inc. 5.75% 3/24/16	EUR	150,000	204,762
Plains All American Pipeline LP 8.75% 5/1/19		100,000	102,526
PPL Energy Supply LLC 6.5% 5/1/18		160,000	143,178
Rabobank Capital Funding Trust II 5.26% (g)(j)		750,000	412,500
Roche Holdings, Inc.:
6% 3/1/19 (g)		150,000	155,963
6.5% 3/4/21	EUR	300,000	428,785
Schering-Plough Corp. 5.375% 10/1/14	EUR	200,000	271,381
SLM Corp.:
1.85% 12/15/10 (j)	EUR	200,000	206,987
1.98% 6/17/13 (j)	EUR	112,000	75,913
Sprint Capital Corp. 8.75% 3/15/32		325,000	247,000
Time Warner Cable, Inc. 8.25% 2/14/14		200,000	219,361
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	274,656
US Bank NA, Cincinnati 4.375% 2/28/17 (j)	EUR	150,000	150,218
Verizon Wireless Capital LLC:
5.55% 2/1/14 (Reg. S)		400,000	419,611
8.75% 12/18/15	EUR	350,000	533,685
Wal-Mart Stores, Inc. 5.625% 3/27/34	GBP	200,000	287,838
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	639,996
Zurich Finance USA, Inc. 6.5% 10/14/15	EUR	250,000	338,693
TOTAL UNITED STATES OF AMERICA			15,198,043
TOTAL NONCONVERTIBLE BONDS			46,091,242
TOTAL CORPORATE BONDS (Cost $56,515,220)			48,757,741
Government Obligations - 27.1%

Canada - 0.5%
Canadian Government 5.25% 6/1/12	CAD	1,750,000	1,635,548
Government Obligations - continued
		Principal Amount (e)	Value
France - 3.4%
French Republic:
4% 10/25/38	EUR	$ 3,200,000	$ 4,156,356
4.25% 10/25/18	EUR	5,500,000	7,667,618
TOTAL FRANCE			11,823,974
Germany - 3.6%
German Federal Republic:
3.75% 1/4/19	EUR	1,481,000	2,048,303
4% 7/4/16	EUR	1,337,500	1,892,932
4.25% 1/4/14	EUR	1,640,000	2,352,812
4.25% 7/4/14	EUR	150,000	216,032
4.25% 7/4/39	EUR	1,000,000	1,403,874
5.625% 1/4/28	EUR	3,110,000	4,930,250
TOTAL GERMANY			12,844,203
Greece - 1.5%
Greek Government 4.5% 5/20/14	EUR	3,850,000	5,126,810
Italy - 0.4%
Italian Republic 5% 8/1/39	EUR	1,100,000	1,437,332
Japan - 12.8%
Japan Government:
Inflation-Indexed Bond 1.1% 12/10/16	JPY	366,800,000	3,269,745
0.2116% 7/21/09	JPY	400,000,000	4,054,972
0.9% 6/20/13	JPY	110,000,000	1,124,032
1.3% 3/20/15	JPY	1,040,000,000	10,770,453
1.5% 3/20/14	JPY	400,000,000	4,189,300
1.5% 9/20/18	JPY	25,000,000	255,890
1.7% 12/20/16	JPY	103,200,000	1,088,972
1.7% 9/20/17	JPY	400,700,000	4,209,705
1.9% 6/20/16	JPY	935,000,000	10,017,990
2.5% 9/20/36	JPY	350,000,000	3,832,694
2.5% 9/20/37	JPY	200,000,000	2,174,212
TOTAL JAPAN			44,987,965
United Kingdom - 0.0%
UK Treasury GILT 4.75% 12/7/38	GBP	55,000	86,718
United States of America - 4.9%
Federal Home Loan Bank 3.625% 10/18/13		300,000	314,048
U.S. Treasury Notes:
1.375% 2/15/12		550,000	551,504
Government Obligations - continued
		Principal Amount (e)	Value
United States of America - continued
U.S. Treasury Notes: - continued
1.75% 1/31/14		$ 2,700,000	$ 2,674,701
1.875% 2/28/14		2,600,000	2,586,792
2.75% 2/15/19		850,000	823,302
4% 8/15/18		7,870,000	8,443,030
5.125% 5/15/16		1,500,000	1,739,649
TOTAL UNITED STATES OF AMERICA			17,133,026
TOTAL GOVERNMENT OBLIGATIONS (Cost $90,236,732)			95,075,576
U.S. Government and Government Agency Obligations - 0.3%

Other Government Related - 0.3%
JPMorgan Chase & Co. 3.75% 12/12/11 (FDIC Guaranteed) (h)	GBP	550,000	847,497
Morgan Stanley 2.9% 12/1/10 (FDIC Guaranteed) (h)		350,000	358,793
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,190,560)			1,206,290
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.6%
5% 5/1/39 (i)		3,100,000	3,188,785
6% 5/1/39 (i)		2,250,000	2,352,453
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,528,529)			5,541,238
Asset-Backed Securities - 0.3%

Clock Finance BV Series 2007-1 Class B2, 2.037% 2/25/15 (j)	EUR	100,000	76,720
Leek Finance PLC Series 2005-15X Class BA, 2.0719% 3/21/37 (j)	GBP	100,000	115,346
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.684% 1/30/40 (j)	EUR	50,000	57,533
Class D, 1.884% 1/30/40 (j)	EUR	100,000	111,005
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.684% 1/30/40 (j)	EUR	50,000	57,559
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Prime Bricks 2007-1 GmbH Series 2007-1: - continued
Class C, 1.884% 1/30/40 (j)	EUR	$ 50,000	$ 56,336
Promise K 2006-1 GmbH Series I 2006-1 Class D, 2.396% 3/10/17 (j)	EUR	100,000	95,608
Spirit Issuer PLC:
Class A2, 2.745% 12/28/11 (j)	GBP	50,000	22,182
Class A5, 5.472% 12/28/34	GBP	150,000	77,482
TS Co.mit One GmbH Series 1 Class C, 1.838% 6/29/13 (Reg. S) (j)	EUR	78,654	57,222
Volkswagen Car Lease Series 9 Class B, 1.172% 10/21/13 (j)	EUR	250,000	307,400
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 2.375% 10/25/45 (j)	GBP	70,098	6,220
TOTAL ASSET-BACKED SECURITIES (Cost $1,497,771)			1,040,613
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 2.213% 2/17/52 (j)	EUR	100,000	90,539
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 1.675% 4/12/56 (j)	EUR	88,771	95,939
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.855% 7/15/40 (j)	EUR	150,000	135,784
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $452,562)			322,262
Commercial Mortgage Securities - 0.2%

France - 0.0%
Paris Prime Community Real Estate Series 2006-1 Class B, 1.655% 4/22/14 (g)(j)	EUR	72,109	47,691
Ireland - 0.1%
European Property Capitl 4 PLC Series 4 Class C, 1.7881% 7/20/14 (j)	GBP	41,701	44,940
German Residential Asset Note Distributor PLC Series 1 Class A, 1.65% 7/20/16 (j)	EUR	175,756	173,542
Rivoli Pan Europe PLC Series 2006-1 Class B 5.074% 8/3/18 (j)	EUR	100,000	74,973
TOTAL IRELAND			293,455
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Japan - 0.0%
JLOC 37 LLC (Reg. S) Series X Class B1, 0.9544% 1/15/15 (j)	JPY	$ 13,418,000	$ 125,681
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 2.215% 7/22/43 (j)	EUR	100,000	52,394
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1:
Class B, 1.8881% 4/19/21 (j)	GBP	100,000	97,869
Class C, 2.0881% 4/19/21 (j)	GBP	50,000	45,148
London & Regional Debt Securitisation No. 1 PLC Class A, 1.7444% 10/15/14 (j)	GBP	100,000	114,649
TOTAL UNITED KINGDOM			257,666
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,193,596)			776,887
Supranational Obligations - 0.4%

European Investment Bank 5.625% 6/7/32 (Cost $1,747,421)	GBP	800,000	1,328,022
Preferred Securities - 0.1%

Cayman Islands - 0.1%
MUFG Capital Finance 2 Ltd. 4.85% (j)	150,000	115,502
SMFG Preferred Capital USD 1 Ltd. 6.078% (g)(j)	300,000	213,075
TOTAL CAYMAN ISLANDS		328,577
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (j)	650,000	140,840
TOTAL PREFERRED SECURITIES (Cost $960,824)		469,417
International Equity Funds - 3.5%
	Shares
Fidelity Emerging Markets Equity Central Fund (k) (Cost $11,054,346)	104,100	12,353,538
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	13,652,013	$ 13,652,013
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	531,440	531,440
TOTAL MONEY MARKET FUNDS (Cost $14,183,453)		14,183,453
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $4,000)	$ 4,000	4,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $363,055,810)		357,982,722
NET OTHER ASSETS - (1.9)%		(6,843,617)
NET ASSETS - 100%		$ 351,139,105
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,736,270 or 0.5% of net assets.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,206,290 or 0.3% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,676 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DDI Holding AS 9.3% 1/19/12	3/22/07	$ 81,141
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 709
Barclays Capital, Inc.	113
Credit Suisse Securities (USA) LLC	147
Deutsche Bank Securities, Inc.	1,500
HSBC Securities (USA), Inc.	1,135
Mizuho Securities USA, Inc.	113
Societe Generale, New York Branch	283
$ 4,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 119,669
Fidelity Emerging Markets Equity Central Fund	54,053
Fidelity Securities Lending Cash Central Fund	15,432
Total	$ 189,154
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-money market Fidelity Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ -	$ 11,054,346	$ -	$ 12,353,538	10.8%
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 357,982,722	$ 140,549,904	$ 216,880,990	$ 551,828
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 223,425
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(261,206)
Cost of Purchases	-
Proceeds of Sales	(682)
Amortization/Accretion	2,613
Transfer in/out of Level 3	587,678
Ending Balance	$ 551,828

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations†	6.8%
AAA,AA,A	30.0%
BBB	4.8%
BB	0.5%
B	0.2%
CCC,CC,C	0.1%
Not Rated	0.4%
Equities	53.9%
Short-Term Investments and Net Other Assets	3.3%
100.0%
† Includes FDIC guaranteed corporate securities.

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments of Fidelity's Equity Central Fund.
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $38,189,912 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $504,373 and repurchase agreements of $4,000) - See accompanying schedule: Unaffiliated issuers (cost $337,818,011)	$ 331,445,731
Fidelity Central Funds (cost $25,237,799)	26,536,991
Total Investments (cost $363,055,810)		$ 357,982,722
Cash		56,083
Foreign currency held at value (cost $669,031)		674,553
Receivable for investments sold Regular delivery		16,808,402
Delayed delivery		827,541
Receivable for fund shares sold		438,646
Dividends receivable		625,221
Interest receivable		2,037,178
Distributions receivable from Fidelity Central Funds		18,054
Prepaid expenses		2,330
Receivable from investment adviser for expense reductions		16,057
Other receivables		10,743
Total assets		379,497,530

Liabilities
Payable for investments purchased Regular delivery	$ 19,617,012
Delayed delivery	6,726,395
Payable for fund shares redeemed	1,090,500
Accrued management fee	206,062
Distribution fees payable	313
Other affiliated payables	101,138
Other payables and accrued expenses	85,565
Collateral on securities loaned, at value	531,440
Total liabilities		28,358,425

Net Assets		$ 351,139,105
Net Assets consist of:
Paid in capital		$ 449,956,489
Undistributed net investment income		1,835,749
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(95,564,236)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,088,897)
Net Assets		$ 351,139,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($226,122 ÷ 13,948 shares)	$ 16.21

Maximum offering price per share (100/94.25 of $16.21)	$ 17.20
Class T: Net Asset Value and redemption price per share ($207,035 ÷ 12,777 shares)	$ 16.20

Maximum offering price per share (100/96.50 of $16.20)	$ 16.79
Class B: Net Asset Value, offering price and redemption price per share ($136,904 ÷ 8,458 shares)	$ 16.19

Class C: Net Asset Value, offering price and redemption price per share ($138,468 ÷ 8,554 shares)	$ 16.19

Global Balanced: Net Asset Value, offering price and redemption price per share ($350,323,019 ÷ 21,603,054 shares)	$ 16.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($107,557 ÷ 6,631 shares)	$ 16.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 2,394,093
Interest		2,515,280
Income from Fidelity Central Funds		189,154
		5,098,527
Less foreign taxes withheld		(120,155)
Total income		4,978,372

Expenses
Management fee	$ 1,208,770
Transfer agent fees	526,462
Distribution fees	637
Accounting and security lending fees	87,347
Custodian fees and expenses	195,315
Independent trustees' compensation	616
Registration fees	107,980
Audit	48,101
Legal	732
Miscellaneous	3,138
Total expenses before reductions	2,179,098
Expense reductions	(81,898)	2,097,200
Net investment income (loss)		2,881,172
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(49,213,805)
Foreign currency transactions	(368,166)
Futures contracts	114,897
Total net realized gain (loss)		(49,467,074)
Change in net unrealized appreciation (depreciation) on: Investment securities	42,369,788
Assets and liabilities in foreign currencies	263,620
Total change in net unrealized appreciation (depreciation)		42,633,408
Net gain (loss)		(6,833,666)
Net increase (decrease) in net assets resulting from operations		$ (3,952,494)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,881,172	$ 7,618,899
Net realized gain (loss)	(49,467,074)	(41,907,066)
Change in net unrealized appreciation (depreciation)	42,633,408	(91,610,439)
Net increase (decrease) in net assets resulting from operations	(3,952,494)	(125,898,606)
Distributions to shareholders from net investment income	(7,712,596)	(5,015,376)
Distributions to shareholders from net realized gain	(3,450,371)	(27,812,540)
Total distributions	(11,162,967)	(32,827,916)
Share transactions - net increase (decrease)	20,965,185	132,695,430
Redemption fees	10,235	48,708
Total increase (decrease) in net assets	5,859,959	(25,982,384)

Net Assets
Beginning of period	345,279,146	371,261,530
End of period (including undistributed net investment income of $1,835,749 and undistributed net investment income of $6,726,768, respectively)	$ 351,139,105	$ 345,279,146

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.13
Net asset value, end of period	$ 16.21
Total ReturnB, C, D	7.49%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.63%A
Expenses net of fee waivers, if any	1.50%A
Expenses net of all reductions	1.50%A
Net investment income (loss)	1.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 226
Portfolio turnover rateG	281%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.12
Net asset value, end of period	$ 16.20
Total ReturnB, C, D	7.43%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.82%A
Expenses net of fee waivers, if any	1.75%A
Expenses net of all reductions	1.74%A
Net investment income (loss)	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 207
Portfolio turnover rateG	281%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.11
Net asset value, end of period	$ 16.19
Total ReturnB, C, D	7.36%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.28%A
Expenses net of fee waivers, if any	2.25%A
Expenses net of all reductions	2.25%A
Net investment income (loss)	1.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 137
Portfolio turnover rate G	281%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.11
Net asset value, end of period	$ 16.19
Total ReturnB, C, D	7.36%
Ratios to Average Net Assets F, I
Expenses before reductions	2.28%A
Expenses net of fee waivers, if any	2.25%A
Expenses net of all reductions	2.24%A
Net investment income (loss)	1.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 138
Portfolio turnover rateG	281%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.94	$ 25.40	$ 23.08	$ 21.95	$ 19.69	$ 18.06
Income from Investment Operations
Net investment income (loss) D	.13	.40	.35	.28	.17G	.10H
Net realized and unrealized gain (loss)	(.30)	(6.70)	4.27	2.66	2.54	1.85
Total from investment operations	(.17)	(6.30)	4.62	2.94	2.71	1.95
Distributions from net investment income	(.38)	(.33)	(.20)	(.14)	(.13)	(.32)
Distributions from net realized gain	(.17)	(1.83)	(2.10)	(1.67)	(.32)	-
Total distributions	(.55)	(2.16)	(2.30)	(1.81)	(.45)	(.32)
Redemption fees added to paid in capitalD, J	-	-	-	-	-	-
Net asset value, end of period	$ 16.22	$ 16.94	$ 25.40	$ 23.08	$ 21.95	$ 19.69
Total ReturnB, C	(.91)%	(26.96)%	21.83%	14.23%	13.92%	10.93%
Ratios to Average Net AssetsE, I
Expenses before reductions	1.29%A	1.13%	1.14%	1.18%	1.17%	1.20%
Expenses net of fee waivers, if any	1.25%A	1.13%	1.14%	1.18%	1.17%	1.20%
Expenses net of all reductions	1.25%A	1.11%	1.12%	1.14%	1.15%	1.19%
Net investment income (loss)	1.71%A	1.88%	1.55%	1.27%	.80%G	.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 350,323	$ 345,279	$ 371,262	$ 260,144	$ 191,247	$ 137,619
Portfolio turnover rateF	281%A	264%	169%	208%	95%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

H Net investment income per share includes approximately $.05 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .26%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.14
Net asset value, end of period	$ 16.22
Total Return B, C	7.56%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.23%A
Expenses net of fee waivers, if any	1.23%A
Expenses net of all reductions	1.22%A
Net investment income (loss)	2.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108
Portfolio turnover rateF	281%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Global Balanced and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Global Balanced on February 19, 2009. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 24,641,829
Unrealized depreciation	(36,787,627)
Net unrealized appreciation (depreciation)	$ (12,145,798)
Cost for federal income tax purposes	$ 370,128,520

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, will be retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock and bond market and to fluctuations in interest rates values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities and U.S. government securities, aggregated $412,232,077 and $387,299,282, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 65	$ 49
Class T	.25%	.25%	140	100
Class B	.75%	.25%	216	212
Class C	.75%	.25%	216	216
			$ 637	$ 577

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49
Class T	238
$ 287

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 77.29
Class T	75.27
Class B	64.29
Class C	61.28
Global Balanced	526,137.31
Institutional Class	48.24
	$ 526,462

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,731 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,042 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $15,432.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 35
Class T	1.75%	20
Class B	2.25%	7
Class C	2.25%	7
Global Balanced	1.25%	73,462
		$ 73,531

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,367 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Global Balanced	7,712,596	5,015,376
From net realized gain
Global Balanced	3,450,371	27,812,540

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009A	Year ended October 31, 2008	Six months ended April 30, 2009A	Year ended October 31, 2008
Class A
Shares sold	13,948	-	$ 215,411	$ -
Class T
Shares sold	12,777	-	$ 194,556	$ -
Class B
Shares sold	8,458	-	$ 128,429	$ -
Class C
Shares sold	8,557	-	$ 130,000	$ -
Shares redeemed	(3)	-	(43)	-
Net increase (decrease)	8,554	-	$ 129,957	$ -
Global Balanced
Shares sold	4,993,137	12,310,512	$ 79,168,876	$ 263,385,231
Reinvestment of distributions	673,127	1,384,069	10,621,946	31,418,376
Shares redeemed	(4,442,109)	(7,932,619)	(69,593,990)	(162,108,177)
Net increase (decrease)	1,224,155	5,761,962	$ 20,196,832	$ 132,695,430
Institutional Class
Shares sold	6,631	-	$ 100,000	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares)
to April 30, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AGBL-USAN-0609
1.883466.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Global Balanced
Fund - Institutional Class

Semiannual Report

April 30, 2009

Institutional Class is a class
of Fidelity® Global Balanced Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Class A	1.50%
Actual		$ 1,000.00	$ 1,074.90	$ 3.03B
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50C
Class T	1.75%
Actual		$ 1,000.00	$ 1,074.30	$ 3.53B
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75C
Class B	2.25%
Actual		$ 1,000.00	$ 1,073.60	$ 4.54B
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23C
Class C	2.25%
Actual		$ 1,000.00	$ 1,073.60	$ 4.54B
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23C
Global Balanced	1.25%
Actual		$ 1,000.00	$ 990.90	$ 6.17B
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26C
Institutional Class	1.23%
Actual		$ 1,000.00	$ 1,075.60	$ 2.48B
Hypothetical A		$ 1,000.00	$ 1,018.70	$ 6.16C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Global Balanced and multiplied by 71/365 (to reflect the period February 19, 2009 to April 30, 2009) for Class A, Class T, Class B, Class C, and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of April 30, 2009
United States of America 37.5%
Japan 19.5%
United Kingdom 6.9%
France 6.7%
Germany 5.8%
Canada 3.1%
Australia 2.6%
Switzerland 2.0%
Netherlands 1.7%
Other 14.2%

As of October 31, 2008
United States of America 38.1%
Japan 22.9%
Germany 10.2%
United Kingdom 7.0%
France 3.1%
Canada 3.1%
Switzerland 2.7%
Australia 2.5%
Italy 1.6%
Other 8.8%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	53.9	51.7
Bonds	41.9	40.5
Convertible Securities	0.8	0.0
Other Investments	0.1	0.2
Short-Term Investments and Net Other Assets	3.3	7.6
Top Five Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.) (United States of America)	1.2	1.6
Union Pacific Corp. (United States of America)	1.1	2.1
JPMorgan Chase & Co. (United States of America)	1.1	0.0
QUALCOMM, Inc. (United States of America)	1.1	0.7
Total SA sponsored ADR (France)	1.0	0.4
	5.5
Top Five Bond Issuers as of April 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	11.6	12.4
U.S. Treasury Obligations	4.8	3.4
German Federal Republic	3.6	7.9
French Republic	3.4	1.0
Fannie Mae	1.6	1.5
	25.0
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.9	18.6
Information Technology	10.0	7.0
Consumer Discretionary	7.3	5.3
Industrials	5.8	5.9
Energy	5.9	3.9
Materials	6.0	2.6
Health Care	4.5	7.4
Consumer Staples	4.6	6.6
Telecommunication Services	3.7	1.6
Utilities	1.8	2.0

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 50.4%
	Shares	Value
Australia - 2.4%
AMP Ltd.	173,694	$ 655,460
ASX Ltd.	22,866	543,998
BHP Billiton Ltd.	52,834	1,276,956
Billabong International Ltd.	18,324	139,896
Coca-Cola Amatil Ltd.	27,663	183,840
Commonwealth Bank of Australia	26,971	688,529
Computershare Ltd.	89,690	596,052
CSL Ltd.	10,245	256,399
Harvey Norman Holdings Ltd.	120,866	261,887
Lion Nathan Ltd.	85,928	732,870
Origin Energy Ltd.	24,115	285,629
QBE Insurance Group Ltd.	35,007	554,634
Rio Tinto Ltd.	4,787	224,257
Telstra Corp. Ltd.	191,418	463,469
Wesfarmers Ltd.	40,490	666,528
Woolworths Ltd.	40,230	781,593
TOTAL AUSTRALIA		8,311,997
Belgium - 0.2%
Anheuser-Busch InBev NV	18,980	580,866
Anheuser-Busch InBev NV (strip VVPR) (a)	9,280	24
Gimv NV	1,900	94,770
Umicore SA	9,900	193,972
TOTAL BELGIUM		869,632
Bermuda - 0.1%
Seadrill Ltd.	7,800	83,235
Signet Jewelers Ltd. (United Kingdom)	14,200	224,854
TOTAL BERMUDA		308,089
Brazil - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	10,800	291,384
Canada - 2.1%
Agnico-Eagle Mines Ltd. (Canada)	1,500	66,311
Agrium, Inc.	1,100	47,199
ARC Energy Trust unit	1,000	12,990
Astral Media, Inc. Class A (non-vtg.)	400	10,566
Bank of Montreal	3,300	109,239
Bank of Nova Scotia	6,100	173,504
Barrick Gold Corp.	7,900	228,741
BCE, Inc.	7,200	153,926
Common Stocks - continued
	Shares	Value
Canada - continued
Bombardier, Inc. Class B (sub. vtg.)	20,200	$ 63,990
Brookfield Asset Management, Inc. Class A	6,000	91,917
Cameco Corp.	3,000	68,887
Canadian Imperial Bank of Commerce	4,100	184,066
Canadian National Railway Co.	6,200	250,650
Canadian Natural Resources Ltd.	5,300	244,335
Canadian Oil Sands Trust	3,500	72,273
Canadian Pacific Railway Ltd.	2,300	82,305
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	43,369
CGI Group, Inc. Class A (sub. vtg.) (a)	4,300	38,126
CI Financial Corp.	1,500	19,736
Corus Entertainment, Inc. Class B (non-vtg.)	400	5,330
Crescent Point Energy Trust	2,400	56,578
Emera, Inc.	2,300	38,088
Enbridge, Inc.	5,400	166,763
EnCana Corp.	6,500	297,913
Finning International, Inc.	1,600	19,067
First Quantum Minerals Ltd.	2,200	85,087
Fortis, Inc.	4,500	83,532
George Weston Ltd.	700	34,746
Goldcorp, Inc.	8,600	235,099
Husky Energy, Inc.	3,000	72,684
IGM Financial, Inc.	1,300	38,752
Imperial Oil Ltd.	3,400	121,525
ING Canada, Inc.	2,800	81,096
Keyera Facilities Income Fund	2,400	31,035
Kinross Gold Corp.	8,400	129,458
Loblaw Companies Ltd.	1,200	32,332
Manulife Financial Corp.	14,700	250,328
Metro, Inc. Class A (sub. vtg.)	1,000	31,008
Nexen, Inc.	6,200	118,051
Niko Resources Ltd.	600	30,366
Open Text Corp. (a)	200	6,587
Petro-Canada	3,600	113,619
Petrobank Energy & Resources Ltd. (a)	11,100	238,605
Potash Corp. of Saskatchewan, Inc.	2,500	214,750
Power Corp. of Canada (sub. vtg.)	4,700	87,875
Power Financial Corp.	1,500	30,006
Research In Motion Ltd. (a)	4,400	305,800
RioCan (REIT)	4,100	47,004
Rogers Communications, Inc. Class B (non-vtg.)	7,200	176,915
Royal Bank of Canada	14,900	528,196
Common Stocks - continued
	Shares	Value
Canada - continued
Shaw Communications, Inc. Class B	3,900	$ 60,465
Shoppers Drug Mart Corp.	2,800	101,253
SNC-Lavalin Group, Inc.	1,400	40,771
Sun Life Financial, Inc.	2,700	63,130
Suncor Energy, Inc.	15,600	392,598
Talisman Energy, Inc.	10,400	130,300
Teck Resources Ltd. Class B (sub. vtg.)	5,700	59,854
TELUS Corp.	1,300	31,758
Toronto-Dominion Bank	9,500	374,984
TransCanada Corp.	7,300	182,186
Uni-Select, Inc.	3,200	74,419
Yamana Gold, Inc.	6,000	47,065
TOTAL CANADA		7,229,108
Cayman Islands - 0.0%
China Dongxiang Group Co. Ltd.	178,000	86,445
Real Gold Mining Ltd.	68,500	49,900
TOTAL CAYMAN ISLANDS		136,345
China - 0.3%
Changyou.com Ltd. (A Shares) ADR	7,800	239,850
Tencent Holdings Ltd.	74,800	661,128
TOTAL CHINA		900,978
Denmark - 0.2%
Genmab AS (a)	5,000	192,694
Novo Nordisk AS:
Series B	8,600	409,174
Series B sponsored ADR	2,400	114,024
Vestas Wind Systems AS (a)	2,200	142,798
TOTAL DENMARK		858,690
Finland - 0.2%
Nokia Corp.	30,900	438,771
Nokia Corp. sponsored ADR	13,100	185,234
Nokian Tyres PLC	7,768	122,640
Stora Enso Oyj (R Shares)	14,900	85,025
TOTAL FINLAND		831,670
France - 2.4%
Accor SA	2,800	118,441
AXA SA	22,700	381,297
BNP Paribas SA	11,700	615,770
Common Stocks - continued
	Shares	Value
France - continued
Bouygues SA	7,100	$ 302,805
Danone	6,800	323,368
Essilor International SA	5,700	245,515
GDF Suez	8,100	288,990
L'Oreal SA	3,000	214,561
PPR SA	5,000	382,964
Renault SA	6,800	217,982
Sanofi-Aventis	11,100	637,577
Schneider Electric SA	4,800	365,176
Societe Generale Series A	3,200	163,504
Total SA sponsored ADR	73,300	3,644,476
Unibail-Rodamco	2,300	342,898
Vallourec SA	1,000	109,273
TOTAL FRANCE		8,354,597
Germany - 1.9%
Allianz AG (Reg.)	1,100	99,657
Bayerische Motoren Werke AG (BMW)	12,200	418,527
Daimler AG (Reg.) (f)	10,700	382,005
Deutsche Bank AG	4,000	209,724
Deutsche Bank AG (NY Shares)	30,500	1,599,115
Deutsche Boerse AG	3,500	256,148
Deutsche Post AG	9,800	112,065
E.ON AG	22,300	747,236
Fresenius Medical Care AG & Co. KGaA	5,800	225,502
Fresenius SE	3,900	159,836
MAN AG	2,500	153,525
Munich Re Group (Reg.)	4,100	560,628
RWE AG	3,000	214,027
Salzgitter AG	1,000	70,493
SAP AG	8,900	338,997
SAP AG sponsored ADR	2,600	99,034
Siemens AG (Reg.)	9,800	655,943
Wincor Nixdorf AG	6,000	297,968
TOTAL GERMANY		6,600,430
Hong Kong - 0.7%
BOC Hong Kong Holdings Ltd.	70,500	99,573
Esprit Holdings Ltd.	101,800	623,754
Hang Seng Bank Ltd.	35,900	397,905
Hong Kong Exchange & Clearing Ltd.	10,600	122,095
Hutchison Whampoa Ltd.	34,000	200,259
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Li & Fung Ltd.	126,000	$ 353,986
Sun Hung Kai Properties Ltd.	37,000	382,497
Swire Pacific Ltd. (A Shares)	40,000	312,675
TOTAL HONG KONG		2,492,744
Ireland - 0.2%
CRH PLC	17,357	451,111
Ryanair Holdings PLC sponsored ADR (a)	8,000	218,800
TOTAL IRELAND		669,911
Italy - 0.5%
ENI SpA sponsored ADR	14,000	597,660
Fiat SpA	43,600	426,137
Intesa Sanpaolo SpA	178,900	569,799
TOTAL ITALY		1,593,596
Japan - 6.7%
Aisin Seiki Co. Ltd.	18,500	380,020
Aoyama Trading Co. Ltd.	9,700	139,590
Astellas Pharma, Inc.	14,600	474,870
Benesse Corp.	5,700	218,191
Bridgestone Corp.	18,000	268,373
Canon, Inc.	19,700	589,686
Capcom Co. Ltd.	11,100	193,645
Central Japan Ry Co.	28	166,007
Citizen Holdings Co. Ltd.	57,400	262,673
Daicel Chemical Industries Ltd.	48,000	201,734
Dainippon Screen Manufacturing Co. Ltd.	57,000	125,405
Daiwa House Industry Co. Ltd.	89,000	777,476
Denso Corp.	27,200	643,140
Doutor Nichires Holdings Co., Ltd.	9,300	114,571
eAccess Ltd.	291	190,618
East Japan Railway Co.	10,900	614,364
Fuji Machine Manufacturing Co. Ltd.	10,500	94,171
Hitachi Ltd.	81,000	283,112
Hitachi Transport System Ltd.	11,200	114,891
Inpex Corp.	14	89,114
Kobayashi Pharmaceutical Co. Ltd.	7,300	237,511
Konica Minolta Holdings, Inc.	35,500	293,324
Kubota Corp.	31,000	186,371
Kuraray Co. Ltd.	23,500	202,249
Maeda Road Construction Co. Ltd.	21,000	175,037
Matsumotokiyoshi Holdings Co. Ltd.	11,800	205,050
Common Stocks - continued
	Shares	Value
Japan - continued
Meiji Holdings Co. Ltd. (a)	74	$ 2,280
Mitsubishi Gas Chemical Co., Inc.	68,000	317,850
Mitsubishi UFJ Financial Group, Inc.	242,400	1,322,595
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,170	258,431
Mitsui & Co. Ltd.	28,400	301,303
Mitsui Chemicals, Inc.	48,000	143,389
Mitsui O.S.K. Lines Ltd.	57,000	325,808
Mitsui Sumitomo Insurance Group Holdings, Inc.	27,100	739,572
Mizuho Trust & Banking Co. Ltd.	147,000	152,865
Nichicon Corp.	26,100	250,518
Nippon Building Fund, Inc.	30	243,803
Nippon Electric Glass Co. Ltd.	68,000	553,487
Nippon Mining Holdings, Inc.	23,000	104,461
Nippon Steel Corp.	66,000	221,956
Nippon Television Network Corp.	4,540	435,312
Nissan Motor Co. Ltd.	97,100	506,941
Nissin Food Holdings Co. Ltd.	10,800	293,585
Nomura Holdings, Inc.	37,500	226,353
Nomura Real Estate Office Fund, Inc.	30	155,484
NTT DoCoMo, Inc.	682	951,897
Obayashi Corp.	77,000	378,144
Okinawa Cellular Telephone Co.	69	110,755
Osaka Securities Exchange Co. Ltd.	74	235,090
Panasonic Electric Works Co., Ltd.	30,000	244,174
Park24 Co. Ltd.	35,000	270,190
Rakuten, Inc.	614	312,449
Ricoh Co. Ltd.	8,000	98,936
Sankyo Co. Ltd. (Gunma)	4,800	243,556
Sega Sammy Holdings, Inc.	21,200	191,957
Seven & i Holdings Co., Ltd.	22,800	515,334
Shinko Electric Industries Co.Ltd.	21,200	209,091
Shionogi & Co. Ltd.	9,000	154,877
SMC Corp.	3,600	353,238
Sony Corp.	32,400	842,095
Square Enix Holdings Co. Ltd.	2,700	48,600
Stanley Electric Co. Ltd.	15,600	221,588
Sumco Corp.	14,500	213,091
Sumitomo Corp.	48,200	419,665
Sumitomo Electric Industries Ltd.	68,000	662,620
Sumitomo Mitsui Financial Group, Inc.	4,000	138,760
Sumitomo Trust & Banking Co. Ltd.	47,000	196,730
Taiheiyo Cement Corp.	92,000	161,559
Common Stocks - continued
	Shares	Value
Japan - continued
Taiyo Yuden Co. Ltd.	24,000	$ 184,614
THK Co. Ltd.	7,800	108,203
Toda Corp.	57,000	186,751
Tohokushinsha Film Corp.	12,600	86,982
Tokuyama Corp.	65,000	387,705
Tokyo Electric Power Co.	2,500	58,579
Tokyo Electron Ltd.	800	36,593
Tokyo Gas Co. Ltd.	60,000	227,530
Tokyo Ohka Kogyo Co. Ltd.	7,900	133,692
Tosoh Corp.	91,000	209,072
Toyota Motor Corp.	26,300	1,041,185
TOTAL JAPAN		23,632,488
Netherlands - 0.6%
Akzo Nobel NV	5,500	229,950
ASML Holding NV:
(Netherlands)	8,400	176,220
(NY Shares)	16,000	338,400
James Hardie Industries NV unit	96,422	322,499
Koninklijke Ahold NV	33,400	365,838
Koninklijke KPN NV	48,000	576,918
TOTAL NETHERLANDS		2,009,825
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	16,000	783,840
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	30,000	25,341
DnB Nor ASA	32,200	200,390
Pronova BioPharma ASA (a)	16,900	42,388
TOTAL NORWAY		268,119
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	72,428	157,987
Oil Search Ltd.	124,844	465,671
TOTAL PAPUA NEW GUINEA		623,658
Singapore - 0.4%
CapitaCommercial Trust (REIT)	310,000	179,027
CapitaLand Ltd.	205,500	383,100
Keppel Corp. Ltd.	21,000	84,823
Olam International Ltd.	114,000	136,292
Common Stocks - continued
	Shares	Value
Singapore - continued
Raffles Education Corp. Ltd.	682,000	$ 200,385
United Overseas Bank Ltd.	67,000	520,432
TOTAL SINGAPORE		1,504,059
South Africa - 0.1%
MTN Group Ltd.	18,100	235,065
Spain - 0.6%
Banco Santander SA	26,800	254,627
Iberdrola SA	61,400	483,386
Inditex SA (f)	7,600	323,961
Telefonica SA sponsored ADR	18,900	1,063,881
TOTAL SPAIN		2,125,855
Sweden - 0.2%
H&M Hennes & Mauritz AB (B Shares)	12,850	571,984
Lundin Petroleum AB (a)	21,800	141,737
Telefonaktiebolaget LM Ericsson (B Shares)	14,000	118,895
TOTAL SWEDEN		832,616
Switzerland - 2.0%
ABB Ltd. (Reg.)	6,866	97,172
Actelion Ltd. (Reg.) (a)	5,012	228,285
Credit Suisse Group (Reg.)	16,456	629,953
Nestle SA (Reg.)	43,182	1,407,222
Nobel Biocare Holding AG (Switzerland)	7,585	154,589
Noble Corp.	39,000	1,065,870
Novartis AG (Reg.)	9,750	368,924
Roche Holding AG (participation certificate)	7,517	947,676
Schindler Holding AG (participation certificate)	3,211	168,288
Sonova Holding AG	2,705	174,986
UBS AG:
(For. Reg.)	30,086	413,168
(NY Shares)	12,345	168,386
Weatherford International Ltd. (a)	40,000	665,200
Zurich Financial Services AG (Reg.)	2,474	459,624
TOTAL SWITZERLAND		6,949,343
Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	42,000	443,940
United Kingdom - 4.1%
Aberdeen Asset Management PLC	90,900	176,212
Aegis Group PLC	105,200	140,783
Common Stocks - continued
	Shares	Value
United Kingdom - continued
AstraZeneca PLC (United Kingdom)	14,800	$ 518,034
Autonomy Corp. PLC (a)	8,500	178,256
BAE Systems PLC	57,600	302,877
Barclays PLC	113,000	458,619
Barratt Developments PLC	18,600	37,960
Bellway PLC	20,700	217,999
BG Group PLC	51,400	820,441
BHP Billiton PLC	19,900	412,870
Bovis Homes Group PLC	30,200	204,447
BP PLC	76,300	538,984
BP PLC sponsored ADR	11,000	467,060
British Land Co. PLC	13,400	84,522
Burberry Group PLC	38,300	227,888
Cairn Energy PLC (a)	5,500	172,377
Capita Group PLC	26,100	263,059
easyJet PLC (a)	15,200	70,636
Experian PLC	50,400	331,742
HSBC Holdings PLC sponsored ADR	32,550	1,158,780
Imperial Tobacco Group PLC	15,200	346,677
Informa PLC	34,900	152,481
InterContinental Hotel Group PLC	18,800	178,549
Kesa Electricals PLC	110,000	214,358
Man Group PLC	81,200	300,024
Marks & Spencer Group PLC	32,600	161,448
NEXT PLC	6,200	148,238
Persimmon PLC	59,200	330,077
Prudential PLC	73,300	421,147
Reckitt Benckiser Group PLC	12,700	498,354
Redrow PLC	62,800	184,893
Rio Tinto PLC (Reg.)	18,000	731,090
Royal Dutch Shell PLC Class A (United Kingdom)	43,100	991,904
SSL International PLC	36,600	256,504
Standard Chartered PLC (United Kingdom)	33,059	511,208
Tesco PLC	56,000	277,366
Tomkins PLC	73,700	188,082
Vodafone Group PLC	289,000	530,974
Vodafone Group PLC sponsored ADR	32,200	590,870
Wolseley PLC	17,916	321,199
Xstrata PLC	39,900	351,633
TOTAL UNITED KINGDOM		14,470,622
Common Stocks - continued
	Shares	Value
United States of America - 23.8%
3M Co.	10,000	$ 576,000
Albemarle Corp.	5,000	134,100
Allergan, Inc.	1,900	88,654
Amazon.com, Inc. (a)	6,100	491,172
American Eagle Outfitters, Inc.	13,000	192,660
American Express Co.	7,000	176,540
Apple, Inc. (a)	25,500	3,208,665
Ashland, Inc.	8,000	175,680
AutoNation, Inc. (a)	21,000	371,910
AutoZone, Inc. (a)	500	83,195
Avnet, Inc. (a)	127,400	2,788,786
Baker Hughes, Inc.	3,000	106,740
Bank of America Corp.	46,600	416,138
Bemis Co., Inc.	2,000	48,080
Biogen Idec, Inc. (a)	12,300	594,582
BorgWarner, Inc.	79,500	2,301,525
Boston Private Financial Holdings, Inc.	13,000	59,930
Burlington Northern Santa Fe Corp.	10,800	728,784
Caterpillar, Inc.	12,000	426,960
Celanese Corp. Class A	49,000	1,021,160
Cephalon, Inc. (a)	17,700	1,161,297
Charles Schwab Corp.	9,000	166,320
Chevron Corp.	17,200	1,136,920
Cisco Systems, Inc. (a)	114,200	2,206,344
CME Group, Inc.	1,400	309,890
Coach, Inc.	18,100	443,450
Comcast Corp. Class A (special) (non-vtg.)	10,000	146,800
CSX Corp.	3,000	88,770
Dendreon Corp. (a)	7,000	148,400
Dow Chemical Co.	15,000	240,000
Eaton Corp.	29,000	1,270,200
Express Scripts, Inc. (a)	45,000	2,878,650
Fidelity National Financial, Inc. Class A	62,000	1,124,060
FMC Corp.	24,800	1,208,504
Ford Motor Co. (a)	48,000	287,040
Freeport-McMoRan Copper & Gold, Inc. Class B	25,900	1,104,635
General Electric Co.	86,100	1,089,165
Gilead Sciences, Inc. (a)	71,000	3,251,800
Goldman Sachs Group, Inc.	7,300	938,050
Google, Inc. Class A (sub. vtg.) (a)	10,200	4,038,894
Hewitt Associates, Inc. Class A (a)	18,000	564,480
Illinois Tool Works, Inc.	9,000	295,200
Common Stocks - continued
	Shares	Value
United States of America - continued
International Business Machines Corp.	9,000	$ 928,890
JCPenney Co., Inc.	6,000	184,140
JPMorgan Chase & Co.	117,300	3,870,900
KLA-Tencor Corp.	9,000	249,660
Kohl's Corp. (a)	15,000	680,250
Lam Research Corp. (a)	28,000	780,640
Las Vegas Sands Corp. (a)	12,000	93,840
Louisiana-Pacific Corp.	53,000	215,710
Marriott International, Inc. Class A	16,000	376,960
McDonald's Corp.	7,000	373,030
McGraw-Hill Companies, Inc.	15,000	452,250
Mead Johnson Nutrition Co. Class A	2,700	76,275
Microsoft Corp.	13,000	263,380
Molson Coors Brewing Co. Class B	3,200	122,400
Morgan Stanley	107,300	2,536,572
National Oilwell Varco, Inc. (a)	3,000	90,840
Nordstrom, Inc.	7,000	158,410
Norfolk Southern Corp.	4,000	142,720
Novellus Systems, Inc. (a)	31,000	559,860
O'Reilly Automotive, Inc. (a)	7,000	271,950
Occidental Petroleum Corp.	2,000	112,580
Omnicom Group, Inc.	1,000	31,470
Oracle Corp.	105,000	2,030,700
Owens-Illinois, Inc. (a)	6,000	146,340
PACCAR, Inc.	28,200	999,408
Packaging Corp. of America	9,000	142,830
Pactiv Corp. (a)	3,000	65,580
Parker Hannifin Corp.	7,000	317,450
Patterson-UTI Energy, Inc.	13,000	165,230
Philip Morris International, Inc.	20,000	724,000
PNC Financial Services Group, Inc.	7,000	277,900
Procter & Gamble Co.	6,000	296,640
Pulte Homes, Inc.	7,400	85,174
QUALCOMM, Inc.	90,100	3,813,032
Quidel Corp. (a)	4,200	48,888
Qwest Communications International, Inc.	57,000	221,730
Raytheon Co. warrants 6/16/11 (a)	112	1,187
Rock-Tenn Co. Class A	6,000	226,560
Rockwell Automation, Inc.	2,000	63,180
Rosetta Stone, Inc.	800	23,960
Sealed Air Corp.	28,000	533,680
Simon Property Group, Inc.	9,000	464,400
Common Stocks - continued
	Shares	Value
United States of America - continued
Southwestern Energy Co. (a)	26,000	$ 932,360
Sprint Nextel Corp. (a)	430,800	1,878,288
Temple-Inland, Inc.	248,000	2,961,120
Tenet Healthcare Corp. (a)	40,000	90,000
Teradyne, Inc. (a)	75,000	445,500
The Coca-Cola Co.	53,200	2,290,260
The DIRECTV Group, Inc. (a)	52,900	1,308,217
The Travelers Companies, Inc.	8,000	329,120
The Walt Disney Co.	13,000	284,700
Tiffany & Co., Inc.	3,700	107,078
Tim Hortons, Inc.	2,200	53,438
TJX Companies, Inc.	27,000	755,190
Union Pacific Corp.	79,100	3,886,974
Varian Semiconductor Equipment Associates, Inc. (a)	18,300	468,297
Virgin Media, Inc.	10,500	81,060
Visa, Inc.	23,000	1,494,080
Wal-Mart Stores, Inc.	26,600	1,340,640
Walgreen Co.	13,000	408,590
Wells Fargo & Co.	111,500	2,231,115
Wilmington Trust Corp., Delaware	56,000	812,560
Wyndham Worldwide Corp.	8,000	93,440
TOTAL UNITED STATES OF AMERICA		83,562,753
TOTAL COMMON STOCKS (Cost $178,452,756)		176,891,354
Nonconvertible Preferred Stocks - 0.0%

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares) (Cost $38,040)	36,200	32,331
Corporate Bonds - 13.9%
		Principal Amount (e)
Convertible Bonds - 0.8%
Bermuda - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12		$ 500,000	695,850
Luxembourg - 0.1%
ArcelorMittal SA 5% 5/15/14		390,000	402,741
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
United States of America - 0.5%
Alcoa, Inc. 5.25% 3/15/14		$ 80,000	$ 126,200
Johnson Controls, Inc. 6.5% 9/30/12		280,000	503,752
Micron Technology, Inc. 4.25% 10/15/13		140,000	163,100
Sunpower Corp. 4.75% 4/15/14		230,000	270,779
Textron, Inc. 4.5% 5/1/13		140,000	151,802
United States Steel Corp. 4% 5/15/14		330,000	352,275
TOTAL UNITED STATES OF AMERICA			1,567,908
TOTAL CONVERTIBLE BONDS			2,666,499
Nonconvertible Bonds - 13.1%
Australia - 0.2%
Didon Tunisia Pty. Ltd. 4.8259% 3/13/12 (g)(j)		100,000	50,000
Fairfax Media Group Finance Pty Ltd. 5.25% 6/15/12	EUR	250,000	201,719
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	397,455
TOTAL AUSTRALIA			649,174
Belgium - 0.1%
Anheuser-Busch InBev NV 8.625% 1/30/17	EUR	200,000	286,315
Fortis Banque SA 4.625% (Reg. S) (j)	EUR	150,000	73,256
TOTAL BELGIUM			359,571
Bermuda - 0.1%
Holcim GB Finance Ltd. 8.75% 4/24/17	GBP	250,000	374,488
MPF Corp. (Norway) AS 0% 9/20/11 (d)(g)(j)		300,000	3,000
Northern Offshore Ltd. 5.8259% 6/14/10 (g)(j)		100,000	45,000
TOTAL BERMUDA			422,488
Canada - 0.5%
Ontario Province 4.2% 3/8/18	CAD	1,800,000	1,520,432
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	250,000	239,519
TOTAL CANADA			1,759,951
Cayman Islands - 0.2%
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	393,190
MUFG Capital Finance 5 Ltd. 6.299% (j)	GBP	100,000	75,345
PetroProd Ltd. 7.1494% 1/12/12 (g)(j)		200,000	20,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
Cayman Islands - continued
SMFG Finance Ltd. 6.164% (j)	GBP	$ 75,000	$ 40,318
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	201,831
TOTAL CAYMAN ISLANDS			730,684
Cyprus - 0.1%
Colgrade Ltd. 8.25% 6/28/10		380,000	116,897
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	100,000	68,161
Remedial Cyprus PCL 6.4819% 3/28/12 (g)(j)		200,000	66,000
TOTAL CYPRUS			251,058
Denmark - 0.0%
DONG Energy A/S 4.875% 5/7/14 (i)	EUR	100,000	133,845
France - 0.9%
BNP Paribas SA:
1.4506% 11/23/15 (j)		200,000	159,964
8.667% (j)	EUR	100,000	97,884
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (j)	EUR	50,000	23,942
Compagnie de St. Gobain 1.695% 4/11/12 (j)	EUR	175,000	206,516
Credit Logement SA:
2.25% 12/2/49 (j)	EUR	150,000	86,309
4.604% (j)	EUR	250,000	128,525
Electricite de France:
6.25% 1/25/21	EUR	300,000	428,052
6.875% 12/12/22	GBP	250,000	410,855
France Telecom SA 5% 5/12/16 (i)	GBP	200,000	293,214
GDF Suez 6.375% 1/18/21	EUR	300,000	434,268
Natixis SA:
1.656% 1/26/17 (j)	EUR	100,000	66,456
6.307% (j)	EUR	100,000	41,796
Societe Generale 1.932% 6/7/17 (j)	EUR	100,000	97,291
Veolia Environnement 6.125% 10/29/37	GBP	200,000	263,519
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	285,837
TOTAL FRANCE			3,024,428
Germany - 0.2%
Bayer AG 5.625% 5/23/18	GBP	150,000	220,944
Commerzbank AG 5% 2/6/14	EUR	200,000	271,087
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
Germany - continued
Deutsche Boerse AG 7.5% 6/13/38 (j)	EUR	$ 200,000	$ 207,791
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	75,000	39,464
TOTAL GERMANY			739,286
Hong Kong - 0.1%
Chong Hing Bank Ltd. 2.25% 12/16/16 (j)		175,000	118,955
Dah Sing Bank Ltd. 2.0144% 6/3/16 (j)		250,000	158,439
Wing Hang Bank Ltd. 6% (j)		260,000	131,661
TOTAL HONG KONG			409,055
India - 0.1%
Export-Import Bank of India 1.1319% 6/7/12 (j)	JPY	40,000,000	344,845
ICICI Bank Ltd. 1.6788% 1/12/10 (Reg. S) (j)		125,000	117,755
TOTAL INDIA			462,600
Ireland - 0.3%
Anglo Irish Bank Corp. PLC 1.864% 6/19/17 (j)	EUR	100,000	36,521
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	305,285	132,250
Bank of Ireland UK Holdings PLC 7.4% (j)	EUR	185,000	79,530
Irish Nationwide Building Society 2.052% 5/18/09 (j)	EUR	300,000	396,337
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	3,800,000	111,006
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	315,476
TOTAL IRELAND			1,071,120
Italy - 0.4%
Banca Italease SpA 2.301% 2/2/10 (j)	EUR	400,000	496,269
Banca Popolare di Milano 9% (j)	EUR	200,000	156,085
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	150,000	138,573
Intesa Sanpaolo SpA 6.375% 11/12/17 (j)	GBP	150,000	192,413
Telecom Italia SpA:
6.75% 3/21/13	EUR	150,000	199,356
8.25% 3/21/16	EUR	200,000	275,353
TOTAL ITALY			1,458,049
Korea (South) - 0.1%
Woori Bank 6.025% 3/13/14 (Reg. S) (j)		250,000	219,272
Luxembourg - 0.5%
ArcelorMittal SA 6.125% 6/1/18		300,000	241,757
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	$ 100,000	$ 119,279
7.51% 7/31/13 (Reg S.)		200,000	178,302
Glencore Finance (Europe) SA:
6.5% 2/27/19	GBP	200,000	167,459
7.125% 4/23/15	EUR	150,000	131,736
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (j)		500,000	350,000
Russian Standard Finance SA 6.825% 9/16/09	EUR	150,000	174,603
Slavinvestbank LLC 9.875% 12/21/09 (Issued by Slavinvest Finance SA for Slavinvestbank LLC)		110,000	49,500
TNK-BP Finance SA 7.5% 7/18/16		250,000	182,248
TOTAL LUXEMBOURG			1,594,884
Netherlands - 1.1%
Asset Repackaging Trust Five BV 8.905% 12/21/11 pay-in-kind (j)	EUR	128,300	130,676
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	325,000	438,912
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	322,748	108,760
Deutsche Telekom International Financial BV 6.5% 4/8/22	GBP	300,000	442,442
E.ON International Finance BV 6.75% 1/27/39	GBP	200,000	311,365
ELM BV 6.5% 4/2/13 (Issued by Elsevier Reed Finance BV for ELM BV)	EUR	300,000	408,920
Eureko BV 5.125% (j)	EUR	200,000	91,534
ING Bank NV 1.3888% 10/14/14 (j)		175,000	144,078
Invitel Holdings NN 9.685% 4/15/13 (Reg. S) (j)	EUR	234,308	62,285
Linde Finance BV 6.75% 12/8/15	EUR	150,000	212,176
Media Nusantara Citra BV 10.75% 9/12/11		148,958	84,400
Rabobank Nederland 4.75% 1/15/18	EUR	450,000	606,458
RWE Finance BV:
5% 2/10/15	EUR	150,000	207,929
6.625% 1/31/19	EUR	150,000	218,295
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (j)	GBP	150,000	157,532
Volkswagen International Finance NV 5.625% 2/9/12	EUR	250,000	344,572
TOTAL NETHERLANDS			3,970,334
Norway - 0.8%
Africa Offshore Services AS 7.2319% 6/29/12 (g)(j)		100,000	25,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
Norway - continued
DDI Holding AS 9.3% 1/19/12 (l)		$ 78,492	$ 37,676
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,006,780
Petrolia Drilling ASA 12% 6/20/12 (g)	NOK	500,000	21,321
ProdJack AS 11.25% 3/8/13 (g)		100,000	21,000
StatoilHydro ASA:
5.25% 4/15/19		250,000	255,748
6.875% 3/11/31	GBP	200,000	320,403
TOTAL NORWAY			2,687,928
Portugal - 0.1%
Banco Comercial Portugues SA 5.625% 4/23/14	EUR	300,000	394,973
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	149,234
Spain - 0.3%
Bancaja Emisiones SA 4.625% (j)	EUR	139,000	56,997
Caja de Ahorros de Valencia, Castellon y Alicante (Bancaja) 4.375% (j)	EUR	100,000	34,392
Mapfre SA 5.921% 7/24/37 (j)	EUR	350,000	273,222
Santander Issuances SA Unipersonal 1.781% 7/25/17 (j)	EUR	150,000	139,534
Telefonica Emisiones SAU:
5.431% 2/3/14	EUR	200,000	276,545
5.496% 4/1/16	EUR	100,000	134,966
5.888% 1/31/14	GBP	100,000	153,675
TOTAL SPAIN			1,069,331
Sweden - 0.1%
Svenska Handelsbanken AB 1.47% 3/15/16 (j)		200,000	153,778
Vattenfall AB 6.875% 4/15/39	GBP	200,000	296,110
TOTAL SWEDEN			449,888
Switzerland - 0.0%
UBS AG London Branch 6.625% 4/11/18	GBP	100,000	146,957
United Arab Emirates - 0.1%
Emirates Bank International PJSC 5.5394% 4/30/12 (j)		229,000	199,047
United Kingdom - 2.4%
3i Group PLC 1.957% 6/8/12 (j)	EUR	300,000	237,385
Bank of Scotland 6.375% 8/16/19	GBP	400,000	411,556
Barclays Bank PLC:
1.4319% 6/27/16 (g)(j)		100,000	76,720
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Barclays Bank PLC: - continued
6.75% 1/16/23 (j)	GBP	$ 300,000	$ 347,477
BAT International Finance PLC 8.125% 11/15/13		200,000	215,930
Broadgate PLC 2.4169% 10/5/25 (j)	GBP	35,750	22,204
Centrica PLC:
7% 9/19/33	GBP	200,000	298,680
7.125% 12/9/13	EUR	250,000	358,720
HSBC Holdings PLC 4.5% 4/30/14	EUR	200,000	267,024
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	201,775
8.375% 2/17/16	EUR	600,000	815,939
Lloyds TSB Bank PLC:
4.385% (j)	EUR	200,000	87,302
6.375% 4/15/14	GBP	200,000	296,562
7.5% 4/15/24	GBP	377,000	544,096
Lloyds TSB Group PLC 6.267% (g)(j)		100,000	28,500
Marks & Spencer PLC 7.125% 12/1/37 (g)		200,000	116,836
Nationwide Building Society:
1.804% 12/22/16 (j)	EUR	150,000	133,749
3.375% 8/17/15 (j)	EUR	455,000	450,817
Northern Rock PLC 1.2019% 10/21/10 (j)		250,000	220,425
Old Mutual PLC 4.5% 1/18/17 (j)	EUR	50,000	26,153
Reed Elsevier Investments PLC 7% 12/11/17	GBP	350,000	513,155
Rexam PLC 4.375% 3/15/13	EUR	250,000	286,137
Rolls-Royce PLC 6.75% 4/30/19	GBP	100,000	150,438
Royal Bank of Scotland PLC:
1.3994% 7/24/14 (j)		200,000	158,408
6.934% 4/9/18	EUR	300,000	308,851
Scottish & Southern Energy PLC 6.25% 8/27/38	GBP	150,000	210,539
Tesco PLC:
5.125% 2/24/15	EUR	150,000	205,905
5.875% 9/12/16	EUR	300,000	421,769
UBS AG Jersey Branch 1.2569% 4/18/16 (j)		100,000	59,335
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	137,996
Ukrsotsbank 8% 2/22/10 (Issued by Credit Suisse First Boston International for Ukrsotsbank)		300,000	210,000
Vodafone Group PLC:
1.5362% 2/27/12 (j)		160,000	147,718
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Vodafone Group PLC: - continued
4.625% 9/8/14	GBP	$ 100,000	$ 148,795
6.25% 1/15/16	EUR	300,000	423,146
TOTAL UNITED KINGDOM			8,540,042
United States of America - 4.3%
Altria Group, Inc.:
8.5% 11/10/13		210,000	232,321
9.25% 8/6/19		400,000	458,034
AT&T, Inc.:
5.875% 4/28/17	GBP	200,000	296,627
7% 4/30/40	GBP	200,000	305,635
BA Covered Bond Issuer 4.125% 4/5/12	EUR	1,700,000	2,147,709
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	55,000	34,678
Bank of America Corp. 5.125% 9/26/14	EUR	250,000	297,268
BSP Finance BV 10.75% 11/1/11		100,000	46,388
Chevron Corp. 4.95% 3/3/19		200,000	204,361
Citigroup, Inc. 4.25% 2/25/30 (j)	EUR	200,000	111,053
COX Communications, Inc. 8.375% 3/1/39 (g)		250,000	242,620
Credit Suisse First Boston New York Branch 5% 5/15/13		400,000	395,011
General Electric Co. 5.25% 12/6/17		200,000	189,260
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	190,002
Goldman Sachs Group, Inc.:
6% 5/1/14		150,000	149,423
6.15% 4/1/18		200,000	188,646
6.5% 10/6/10	EUR	250,000	336,425
HVB Funding Trust VIII 7.055% 3/28/49 (j)	EUR	800,000	473,545
John Deere Capital Corp. 7.5% 1/24/14	EUR	100,000	139,164
JPMorgan Chase & Co. 5.25% 5/8/13	EUR	250,000	328,855
JPMorgan Chase Bank 4.375% 11/30/21 (j)	EUR	300,000	280,680
KeyBank NA:
2.013% 11/21/11 (j)	EUR	50,000	47,513
2.209% 2/9/12 (j)	EUR	220,000	203,203
Lehman Brothers Holdings E-Capital Trust I 3.0187% 8/19/65 (d)(j)		350,000	35
Liberty Mutual Group, Inc. 5.75% 3/15/14 (g)		250,000	191,044
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	291,221
6.15% 4/25/13		500,000	459,700
6.75% 5/21/13	EUR	150,000	180,827
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
United States of America - continued
Morgan Stanley 1.71% 7/20/12 (j)	EUR	$ 430,000	$ 460,600
Pemex Project Funding Master Trust (Reg. S) 5.5% 2/24/25	EUR	300,000	287,797
Pfizer, Inc.:
5.35% 3/15/15		300,000	322,495
6.2% 3/15/19		300,000	322,423
Philip Morris Holland BV 4.25% 3/23/12	EUR	200,000	270,427
Philip Morris International, Inc. 5.75% 3/24/16	EUR	150,000	204,762
Plains All American Pipeline LP 8.75% 5/1/19		100,000	102,526
PPL Energy Supply LLC 6.5% 5/1/18		160,000	143,178
Rabobank Capital Funding Trust II 5.26% (g)(j)		750,000	412,500
Roche Holdings, Inc.:
6% 3/1/19 (g)		150,000	155,963
6.5% 3/4/21	EUR	300,000	428,785
Schering-Plough Corp. 5.375% 10/1/14	EUR	200,000	271,381
SLM Corp.:
1.85% 12/15/10 (j)	EUR	200,000	206,987
1.98% 6/17/13 (j)	EUR	112,000	75,913
Sprint Capital Corp. 8.75% 3/15/32		325,000	247,000
Time Warner Cable, Inc. 8.25% 2/14/14		200,000	219,361
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	274,656
US Bank NA, Cincinnati 4.375% 2/28/17 (j)	EUR	150,000	150,218
Verizon Wireless Capital LLC:
5.55% 2/1/14 (Reg. S)		400,000	419,611
8.75% 12/18/15	EUR	350,000	533,685
Wal-Mart Stores, Inc. 5.625% 3/27/34	GBP	200,000	287,838
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	639,996
Zurich Finance USA, Inc. 6.5% 10/14/15	EUR	250,000	338,693
TOTAL UNITED STATES OF AMERICA			15,198,043
TOTAL NONCONVERTIBLE BONDS			46,091,242
TOTAL CORPORATE BONDS (Cost $56,515,220)			48,757,741
Government Obligations - 27.1%

Canada - 0.5%
Canadian Government 5.25% 6/1/12	CAD	1,750,000	1,635,548
Government Obligations - continued
		Principal Amount (e)	Value
France - 3.4%
French Republic:
4% 10/25/38	EUR	$ 3,200,000	$ 4,156,356
4.25% 10/25/18	EUR	5,500,000	7,667,618
TOTAL FRANCE			11,823,974
Germany - 3.6%
German Federal Republic:
3.75% 1/4/19	EUR	1,481,000	2,048,303
4% 7/4/16	EUR	1,337,500	1,892,932
4.25% 1/4/14	EUR	1,640,000	2,352,812
4.25% 7/4/14	EUR	150,000	216,032
4.25% 7/4/39	EUR	1,000,000	1,403,874
5.625% 1/4/28	EUR	3,110,000	4,930,250
TOTAL GERMANY			12,844,203
Greece - 1.5%
Greek Government 4.5% 5/20/14	EUR	3,850,000	5,126,810
Italy - 0.4%
Italian Republic 5% 8/1/39	EUR	1,100,000	1,437,332
Japan - 12.8%
Japan Government:
Inflation-Indexed Bond 1.1% 12/10/16	JPY	366,800,000	3,269,745
0.2116% 7/21/09	JPY	400,000,000	4,054,972
0.9% 6/20/13	JPY	110,000,000	1,124,032
1.3% 3/20/15	JPY	1,040,000,000	10,770,453
1.5% 3/20/14	JPY	400,000,000	4,189,300
1.5% 9/20/18	JPY	25,000,000	255,890
1.7% 12/20/16	JPY	103,200,000	1,088,972
1.7% 9/20/17	JPY	400,700,000	4,209,705
1.9% 6/20/16	JPY	935,000,000	10,017,990
2.5% 9/20/36	JPY	350,000,000	3,832,694
2.5% 9/20/37	JPY	200,000,000	2,174,212
TOTAL JAPAN			44,987,965
United Kingdom - 0.0%
UK Treasury GILT 4.75% 12/7/38	GBP	55,000	86,718
United States of America - 4.9%
Federal Home Loan Bank 3.625% 10/18/13		300,000	314,048
U.S. Treasury Notes:
1.375% 2/15/12		550,000	551,504
Government Obligations - continued
		Principal Amount (e)	Value
United States of America - continued
U.S. Treasury Notes: - continued
1.75% 1/31/14		$ 2,700,000	$ 2,674,701
1.875% 2/28/14		2,600,000	2,586,792
2.75% 2/15/19		850,000	823,302
4% 8/15/18		7,870,000	8,443,030
5.125% 5/15/16		1,500,000	1,739,649
TOTAL UNITED STATES OF AMERICA			17,133,026
TOTAL GOVERNMENT OBLIGATIONS (Cost $90,236,732)			95,075,576
U.S. Government and Government Agency Obligations - 0.3%

Other Government Related - 0.3%
JPMorgan Chase & Co. 3.75% 12/12/11 (FDIC Guaranteed) (h)	GBP	550,000	847,497
Morgan Stanley 2.9% 12/1/10 (FDIC Guaranteed) (h)		350,000	358,793
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,190,560)			1,206,290
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.6%
5% 5/1/39 (i)		3,100,000	3,188,785
6% 5/1/39 (i)		2,250,000	2,352,453
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,528,529)			5,541,238
Asset-Backed Securities - 0.3%

Clock Finance BV Series 2007-1 Class B2, 2.037% 2/25/15 (j)	EUR	100,000	76,720
Leek Finance PLC Series 2005-15X Class BA, 2.0719% 3/21/37 (j)	GBP	100,000	115,346
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.684% 1/30/40 (j)	EUR	50,000	57,533
Class D, 1.884% 1/30/40 (j)	EUR	100,000	111,005
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.684% 1/30/40 (j)	EUR	50,000	57,559
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Prime Bricks 2007-1 GmbH Series 2007-1: - continued
Class C, 1.884% 1/30/40 (j)	EUR	$ 50,000	$ 56,336
Promise K 2006-1 GmbH Series I 2006-1 Class D, 2.396% 3/10/17 (j)	EUR	100,000	95,608
Spirit Issuer PLC:
Class A2, 2.745% 12/28/11 (j)	GBP	50,000	22,182
Class A5, 5.472% 12/28/34	GBP	150,000	77,482
TS Co.mit One GmbH Series 1 Class C, 1.838% 6/29/13 (Reg. S) (j)	EUR	78,654	57,222
Volkswagen Car Lease Series 9 Class B, 1.172% 10/21/13 (j)	EUR	250,000	307,400
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 2.375% 10/25/45 (j)	GBP	70,098	6,220
TOTAL ASSET-BACKED SECURITIES (Cost $1,497,771)			1,040,613
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 2.213% 2/17/52 (j)	EUR	100,000	90,539
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 1.675% 4/12/56 (j)	EUR	88,771	95,939
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.855% 7/15/40 (j)	EUR	150,000	135,784
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $452,562)			322,262
Commercial Mortgage Securities - 0.2%

France - 0.0%
Paris Prime Community Real Estate Series 2006-1 Class B, 1.655% 4/22/14 (g)(j)	EUR	72,109	47,691
Ireland - 0.1%
European Property Capitl 4 PLC Series 4 Class C, 1.7881% 7/20/14 (j)	GBP	41,701	44,940
German Residential Asset Note Distributor PLC Series 1 Class A, 1.65% 7/20/16 (j)	EUR	175,756	173,542
Rivoli Pan Europe PLC Series 2006-1 Class B 5.074% 8/3/18 (j)	EUR	100,000	74,973
TOTAL IRELAND			293,455
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Japan - 0.0%
JLOC 37 LLC (Reg. S) Series X Class B1, 0.9544% 1/15/15 (j)	JPY	$ 13,418,000	$ 125,681
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 2.215% 7/22/43 (j)	EUR	100,000	52,394
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1:
Class B, 1.8881% 4/19/21 (j)	GBP	100,000	97,869
Class C, 2.0881% 4/19/21 (j)	GBP	50,000	45,148
London & Regional Debt Securitisation No. 1 PLC Class A, 1.7444% 10/15/14 (j)	GBP	100,000	114,649
TOTAL UNITED KINGDOM			257,666
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,193,596)			776,887
Supranational Obligations - 0.4%

European Investment Bank 5.625% 6/7/32 (Cost $1,747,421)	GBP	800,000	1,328,022
Preferred Securities - 0.1%

Cayman Islands - 0.1%
MUFG Capital Finance 2 Ltd. 4.85% (j)	150,000	115,502
SMFG Preferred Capital USD 1 Ltd. 6.078% (g)(j)	300,000	213,075
TOTAL CAYMAN ISLANDS		328,577
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (j)	650,000	140,840
TOTAL PREFERRED SECURITIES (Cost $960,824)		469,417
International Equity Funds - 3.5%
	Shares
Fidelity Emerging Markets Equity Central Fund (k) (Cost $11,054,346)	104,100	12,353,538
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	13,652,013	$ 13,652,013
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	531,440	531,440
TOTAL MONEY MARKET FUNDS (Cost $14,183,453)		14,183,453
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $4,000)	$ 4,000	4,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $363,055,810)		357,982,722
NET OTHER ASSETS - (1.9)%		(6,843,617)
NET ASSETS - 100%		$ 351,139,105
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,736,270 or 0.5% of net assets.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,206,290 or 0.3% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,676 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DDI Holding AS 9.3% 1/19/12	3/22/07	$ 81,141
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 709
Barclays Capital, Inc.	113
Credit Suisse Securities (USA) LLC	147
Deutsche Bank Securities, Inc.	1,500
HSBC Securities (USA), Inc.	1,135
Mizuho Securities USA, Inc.	113
Societe Generale, New York Branch	283
$ 4,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 119,669
Fidelity Emerging Markets Equity Central Fund	54,053
Fidelity Securities Lending Cash Central Fund	15,432
Total	$ 189,154
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-money market Fidelity Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ -	$ 11,054,346	$ -	$ 12,353,538	10.8%
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 357,982,722	$ 140,549,904	$ 216,880,990	$ 551,828
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 223,425
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(261,206)
Cost of Purchases	-
Proceeds of Sales	(682)
Amortization/Accretion	2,613
Transfer in/out of Level 3	587,678
Ending Balance	$ 551,828

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations†	6.8%
AAA,AA,A	30.0%
BBB	4.8%
BB	0.5%
B	0.2%
CCC,CC,C	0.1%
Not Rated	0.4%
Equities	53.9%
Short-Term Investments and Net Other Assets	3.3%
100.0%
† Includes FDIC guaranteed corporate securities.

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments of Fidelity's Equity Central Fund.
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $38,189,912 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $504,373 and repurchase agreements of $4,000) - See accompanying schedule: Unaffiliated issuers (cost $337,818,011)	$ 331,445,731
Fidelity Central Funds (cost $25,237,799)	26,536,991
Total Investments (cost $363,055,810)		$ 357,982,722
Cash		56,083
Foreign currency held at value (cost $669,031)		674,553
Receivable for investments sold Regular delivery		16,808,402
Delayed delivery		827,541
Receivable for fund shares sold		438,646
Dividends receivable		625,221
Interest receivable		2,037,178
Distributions receivable from Fidelity Central Funds		18,054
Prepaid expenses		2,330
Receivable from investment adviser for expense reductions		16,057
Other receivables		10,743
Total assets		379,497,530

Liabilities
Payable for investments purchased Regular delivery	$ 19,617,012
Delayed delivery	6,726,395
Payable for fund shares redeemed	1,090,500
Accrued management fee	206,062
Distribution fees payable	313
Other affiliated payables	101,138
Other payables and accrued expenses	85,565
Collateral on securities loaned, at value	531,440
Total liabilities		28,358,425

Net Assets		$ 351,139,105
Net Assets consist of:
Paid in capital		$ 449,956,489
Undistributed net investment income		1,835,749
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(95,564,236)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,088,897)
Net Assets		$ 351,139,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($226,122 ÷ 13,948 shares)	$ 16.21

Maximum offering price per share (100/94.25 of $16.21)	$ 17.20
Class T: Net Asset Value and redemption price per share ($207,035 ÷ 12,777 shares)	$ 16.20

Maximum offering price per share (100/96.50 of $16.20)	$ 16.79
Class B: Net Asset Value, offering price and redemption price per share ($136,904 ÷ 8,458 shares)	$ 16.19

Class C: Net Asset Value, offering price and redemption price per share ($138,468 ÷ 8,554 shares)	$ 16.19

Global Balanced: Net Asset Value, offering price and redemption price per share ($350,323,019 ÷ 21,603,054 shares)	$ 16.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($107,557 ÷ 6,631 shares)	$ 16.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 2,394,093
Interest		2,515,280
Income from Fidelity Central Funds		189,154
		5,098,527
Less foreign taxes withheld		(120,155)
Total income		4,978,372

Expenses
Management fee	$ 1,208,770
Transfer agent fees	526,462
Distribution fees	637
Accounting and security lending fees	87,347
Custodian fees and expenses	195,315
Independent trustees' compensation	616
Registration fees	107,980
Audit	48,101
Legal	732
Miscellaneous	3,138
Total expenses before reductions	2,179,098
Expense reductions	(81,898)	2,097,200
Net investment income (loss)		2,881,172
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(49,213,805)
Foreign currency transactions	(368,166)
Futures contracts	114,897
Total net realized gain (loss)		(49,467,074)
Change in net unrealized appreciation (depreciation) on: Investment securities	42,369,788
Assets and liabilities in foreign currencies	263,620
Total change in net unrealized appreciation (depreciation)		42,633,408
Net gain (loss)		(6,833,666)
Net increase (decrease) in net assets resulting from operations		$ (3,952,494)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,881,172	$ 7,618,899
Net realized gain (loss)	(49,467,074)	(41,907,066)
Change in net unrealized appreciation (depreciation)	42,633,408	(91,610,439)
Net increase (decrease) in net assets resulting from operations	(3,952,494)	(125,898,606)
Distributions to shareholders from net investment income	(7,712,596)	(5,015,376)
Distributions to shareholders from net realized gain	(3,450,371)	(27,812,540)
Total distributions	(11,162,967)	(32,827,916)
Share transactions - net increase (decrease)	20,965,185	132,695,430
Redemption fees	10,235	48,708
Total increase (decrease) in net assets	5,859,959	(25,982,384)

Net Assets
Beginning of period	345,279,146	371,261,530
End of period (including undistributed net investment income of $1,835,749 and undistributed net investment income of $6,726,768, respectively)	$ 351,139,105	$ 345,279,146

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.13
Net asset value, end of period	$ 16.21
Total ReturnB, C, D	7.49%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.63%A
Expenses net of fee waivers, if any	1.50%A
Expenses net of all reductions	1.50%A
Net investment income (loss)	1.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 226
Portfolio turnover rateG	281%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.12
Net asset value, end of period	$ 16.20
Total ReturnB, C, D	7.43%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.82%A
Expenses net of fee waivers, if any	1.75%A
Expenses net of all reductions	1.74%A
Net investment income (loss)	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 207
Portfolio turnover rateG	281%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.11
Net asset value, end of period	$ 16.19
Total ReturnB, C, D	7.36%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.28%A
Expenses net of fee waivers, if any	2.25%A
Expenses net of all reductions	2.25%A
Net investment income (loss)	1.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 137
Portfolio turnover rate G	281%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.11
Net asset value, end of period	$ 16.19
Total ReturnB, C, D	7.36%
Ratios to Average Net Assets F, I
Expenses before reductions	2.28%A
Expenses net of fee waivers, if any	2.25%A
Expenses net of all reductions	2.24%A
Net investment income (loss)	1.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 138
Portfolio turnover rateG	281%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.94	$ 25.40	$ 23.08	$ 21.95	$ 19.69	$ 18.06
Income from Investment Operations
Net investment income (loss) D	.13	.40	.35	.28	.17G	.10H
Net realized and unrealized gain (loss)	(.30)	(6.70)	4.27	2.66	2.54	1.85
Total from investment operations	(.17)	(6.30)	4.62	2.94	2.71	1.95
Distributions from net investment income	(.38)	(.33)	(.20)	(.14)	(.13)	(.32)
Distributions from net realized gain	(.17)	(1.83)	(2.10)	(1.67)	(.32)	-
Total distributions	(.55)	(2.16)	(2.30)	(1.81)	(.45)	(.32)
Redemption fees added to paid in capitalD, J	-	-	-	-	-	-
Net asset value, end of period	$ 16.22	$ 16.94	$ 25.40	$ 23.08	$ 21.95	$ 19.69
Total ReturnB, C	(.91)%	(26.96)%	21.83%	14.23%	13.92%	10.93%
Ratios to Average Net AssetsE, I
Expenses before reductions	1.29%A	1.13%	1.14%	1.18%	1.17%	1.20%
Expenses net of fee waivers, if any	1.25%A	1.13%	1.14%	1.18%	1.17%	1.20%
Expenses net of all reductions	1.25%A	1.11%	1.12%	1.14%	1.15%	1.19%
Net investment income (loss)	1.71%A	1.88%	1.55%	1.27%	.80%G	.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 350,323	$ 345,279	$ 371,262	$ 260,144	$ 191,247	$ 137,619
Portfolio turnover rateF	281%A	264%	169%	208%	95%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

H Net investment income per share includes approximately $.05 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .26%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.14
Net asset value, end of period	$ 16.22
Total Return B, C	7.56%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.23%A
Expenses net of fee waivers, if any	1.23%A
Expenses net of all reductions	1.22%A
Net investment income (loss)	2.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108
Portfolio turnover rateF	281%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Global Balanced and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Global Balanced on February 19, 2009. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 24,641,829
Unrealized depreciation	(36,787,627)
Net unrealized appreciation (depreciation)	$ (12,145,798)
Cost for federal income tax purposes	$ 370,128,520

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, will be retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock and bond market and to fluctuations in interest rates values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities and U.S. government securities, aggregated $412,232,077 and $387,299,282, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 65	$ 49
Class T	.25%	.25%	140	100
Class B	.75%	.25%	216	212
Class C	.75%	.25%	216	216
			$ 637	$ 577

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49
Class T	238
$ 287

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 77.29
Class T	75.27
Class B	64.29
Class C	61.28
Global Balanced	526,137.31
Institutional Class	48.24
	$ 526,462

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,731 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,042 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $15,432.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 35
Class T	1.75%	20
Class B	2.25%	7
Class C	2.25%	7
Global Balanced	1.25%	73,462
		$ 73,531

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,367 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Global Balanced	7,712,596	5,015,376
From net realized gain
Global Balanced	3,450,371	27,812,540

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009A	Year ended October 31, 2008	Six months ended April 30, 2009A	Year ended October 31, 2008
Class A
Shares sold	13,948	-	$ 215,411	$ -
Class T
Shares sold	12,777	-	$ 194,556	$ -
Class B
Shares sold	8,458	-	$ 128,429	$ -
Class C
Shares sold	8,557	-	$ 130,000	$ -
Shares redeemed	(3)	-	(43)	-
Net increase (decrease)	8,554	-	$ 129,957	$ -
Global Balanced
Shares sold	4,993,137	12,310,512	$ 79,168,876	$ 263,385,231
Reinvestment of distributions	673,127	1,384,069	10,621,946	31,418,376
Shares redeemed	(4,442,109)	(7,932,619)	(69,593,990)	(162,108,177)
Net increase (decrease)	1,224,155	5,761,962	$ 20,196,832	$ 132,695,430
Institutional Class
Shares sold	6,631	-	$ 100,000	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares)
to April 30, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AGBLI-USAN-0609
1.883458.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 25, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 25, 2009